N-2 - USD ($)		Jul. 30, 2024	May 31, 2024
Cover [Abstract]
Entity Central Index Key		0002002660
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-276926
Investment Company Act File Number		811-23932
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		5
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		5
Entity Registrant Name		Pershing Square USA, Ltd.
Entity Address, Address Line One		787 Eleventh Avenue
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		212
Local Phone Number		813-3700
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load ( as a percentage of offering price ) (1)	1.31%
Offering expenses borne by the Company ( as a percentage of offering price ) (2)	0.33%
Dividend reinvestment plan fees	(3)

(1)
The sales load set forth in the table above assumes the Company issues an aggregate of 40,000,000 Common Shares as part of the offering, of which 15,000,000 are sold to institutional investors, 15,000,000 are sold to retail investors and 10,000,000 are sold to the Manager. In such case, the Company would pay an aggregate sales load of $26,250,000. The aggregate sales load reflects an underwriting commission payable by the Company determined as follows: 2.0% with respect to the aggregate public offering price of Common Shares sold to institutional investors up to and including $1 billion; 1.5% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $1 billion up to and including $1.5 billion; 1.0% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $1.5 billion up to and including $2 billion; 0.60% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $2 billion up to and including $10 billion; and 1.5% with respect to retail proceeds. The Company will not pay a sales load with respect to Common Shares acquired by the Manager in connection with the Anchor Investment and the Common Shares acquired by certain other investors, which includes investors in the Affiliated Funds as well as certain other individuals affiliated with the Company and/or Manager (the “Reserved Shares”) as part of this offering. Accordingly, if the Company issues fewer than 40,000,000 Common Shares and/or the mix of shares sold to institutional investors and retail investors differs from the assumptions set forth herein, the sales load, as a percentage of offering price, may be higher than set forth in the table above. For the purposes of the assumptions set forth above, none of the 40,000,000 Common Shares are assumed to be Reserved Shares. The aggregate sales load will be paid by the Company and will be borne equally by all Common Shareholders. See “
Underwriting
.”

(2)	The Company estimates that it will incur offering expenses (other than the sales load) of approximately $6.7 million or approximately $0.17 per Common Share, in connection with this offering.
(3)
The service fee of the administrator of the dividend reinvestment plan and expenses for administering the plan will be paid for by the Company. There will be no brokerage charges to Common Shareholders with respect to Common Shares issued directly by the Company as a result of dividends or other distributions payable either in Common Shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to any purchases of Common Shares in the open market made by the administrator in connection with the reinvestment of cash dividends and other cash distributions under the dividend reinvestment plan. See “
Dividend Reinvestment Plan
.”

Sales Load [Percent]	[1]	1.31%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.33%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Average Net Assets Attributable to Common Shares
Management fee (4)	2.00%
Interest payments on borrowed funds (5)	— %
Other expenses (6)	0.38%
Total annual expenses	2.38%
Dividends on preferred shares (7)	0.19%
Total annual expenses and dividends on preferred shares	2.57%
Fee waiver (8)	-2.00%
Total annual expenses and dividends on preferred shares (after management fee waiver)	0.57%
(4)
As compensation for its services, the Company pays the Manager a fee, payable quarterly in advance on the first business day of each fiscal quarter, based on the Company’s NAV on the last day of the previous fiscal quarter equal to 0.50% (or 2.0% on an annualized basis). The Manager has irrevocably waived the Management Fee for the first 12 months of the Company’s investment operations following the completion of this offering. Amounts waived are not subject to recoupment by the Manager.

(5)
The Company’s borrowings and use of other forms of leverage may increase or decrease from time to time in its discretion. Therefore, the actual amount of interest expense borne by the Company will vary over time in accordance with the level of the Company’s borrowings and use of other forms of leverage and variations in market interest rates and the Company may determine not to use leverage at all in the future.

(6)
Other Expenses have been estimated (i) assuming that the Company issues an aggregate of 40,000,000 Common Shares (representing an aggregate public offering price of $2 billion) and (ii) based on estimated expenses for the Company’s first year of operations. Other Expenses also includes an estimate of fees and expenses allocated to the Company. See
“Portfolio Management – Allocation of Expenses.”

(7)
Dividends on preferred shares set forth in the table above assumes $50 million aggregate liquidation preference of Series A Preferred Shares (with a dividend rate of 7.50% per annum) and the Company issues an aggregate of 40,000,000 of Common Shares.

(8)
The Manager has irrevocably waived the Management Fee for the first 12 months of the Company’s investment operations following the completion of this offering. Amounts waived are not subject to recoupment by the Manager.

Management Fees [Percent]	[3]	2.00%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.19%
Dividend and Interest Expenses on Short Sales [Percent]		2.57%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.38%
Total Annual Expenses [Percent]		2.38%
Waivers and Reimbursements of Fees [Percent]	[7]	(2.00%)
Net Expense over Assets [Percent]		0.57%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) a sales load of 1.31% of the offering price and offering expenses of 0.33% of the offering price, (2) “Total annual expenses after fee waiver” of 0.38% of the Company’s NAV in the first year, and “Total annual expenses” of 2.38% of the Company’s NAV in each subsequent year, (3) dividends on Series A Preferred Shares (with a dividend rate of 7.50% per annum) of 0.19% of the Company’s NAV and (3) a 5% annual return:*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$22	$76	$133	$286

*
The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Company’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.
The example assumes that all dividends and distributions are reinvested at NAV. The example set forth above reflects an assumed sales load of 1.31% of the offering price. However, if the Company issues fewer than 40,000,000 Common Shares and/or the mix of shares sold to institutional investors and retail investors differs from the assumptions set forth herein, the sales load, as a percentage of offering price and/or annual expenses, as a percentage of average net assets attributable to Common Shares, may be higher, in which case the expenses that you would pay on an investment in Common Shares would be higher.

Expense Example, Year 01	[8]	$ 22
Expense Example, Years 1 to 3	[8]	76
Expense Example, Years 1 to 5	[8]	133
Expense Example, Years 1 to 10	[8]	$ 286
Purpose of Fee Table , Note [Text Block]
The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Company’s first full year of operations and assume that the Company issues an aggregate of 40,000,000 Common Shares (representing an aggregate public offering price of $2 billion). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The following table should not be considered a representation of the Company’s future expenses. Actual expenses may be greater or less than shown and, all other things being equal, will increase as a percentage of net assets attributable to Common Shares if the Company issues fewer than 40,000,000 Common Shares.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Company estimates that it will incur offering expenses (other than the sales load) of approximately $6.7 million or approximately $0.17 per Common Share, in connection with this offering.
Other Expenses, Note [Text Block]	Other Expenses have been estimated (i) assuming that the Company issues an aggregate of 40,000,000 Common Shares (representing an aggregate public offering price of $2 billion) and (ii) based on estimated expenses for the Company’s first year of operations. Other Expenses also includes an estimate of fees and expenses allocated to the Company. See
“Portfolio Management – Allocation of Expenses.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND POLICIES
Investment Objective
The Company’s investment objective is to preserve capital and seek maximum, long-term capital appreciation and growth in intrinsic value per share commensurate with reasonable risk, where risk is defined as the probability of permanent loss of capital, rather than price volatility.
The Company’s investment objective is considered
non-fundamental
and may be changed by the Board without the approval of Common Shareholders. There can be no assurance that the Company’s investment objective will be achieved.
Investment Strategy and Policies
The Company seeks to achieve its investment objective by acquiring and holding large minority (and occasionally controlling) positions in 12 to 15 large-capitalization, investment grade, free-cash-flow-generative, North American, durable growth companies that it seeks to acquire at discounts to its estimate of their intrinsic value, and by hedging macroeconomic and other risks. The Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations.
The Manager seeks to assist its portfolio companies in optimizing their businesses to accelerate growth, improve operations, and allocate capital effectively. The Manager pursues a long-term investment strategy and does not typically engage in short-term trading in the shares of the portfolio companies in which it invests. The Manager intends to make investments on behalf of the Company in a manner consistent with the investment strategy it has historically employed.
Consistent with the Manager’s core investment principles and business strategy, it expects to identify high-quality companies that have a number of the characteristics enumerated below. The Manager will use these criteria and guidelines in evaluating investments, but may make investments in companies that do not meet all of these criteria.

•
Simple, predictable, and free-cash-flow-generative
. The Manager will generally seek to invest in companies with a proven track record of growth and free cash flow generation, and predictable future financial performance that it expects will generate strong, sustainable growth in cash flows over the long term.

•
Formidable barriers to entry
. The Manager will generally seek companies that have long-term sustainable competitive advantages, significant barriers to entry, or “wide moats” around their business, and low risks of disruption due to competition, innovation or new entrants.

•
Limited exposure to extrinsic factors
. The Manager will generally seek investments that are not materially negatively affected by macroeconomic factors, commodity prices, regulatory risks, interest rate volatility and/or cyclical risk.

•	Strong balance sheet . The Manager will generally seek investments in companies that are conservatively financed relative to their free-cash-flow generation.

•	Minimal capital markets dependency . The Manager will generally seek investments in companies that are not highly reliant on the capital markets to operate and grow their businesses.

•	Large capitalization . The Manager will generally seek investments in companies with large enterprise values and significant long-term growth potential.

•	Attractive valuation . The Manager will seek investments in companies at an attractive valuation relative to its view of the company’s long-term intrinsic value.

•	Exceptional management and governance . The Manager will generally seek investments in companies that have trustworthy, talented, experienced, and highly competent boards and management teams, but the Manager may also invest in other companies where it believes it can be a catalyst for effectuating corporate change through active corporate engagement.
The Manager seeks to opportunistically utilize asymmetric hedges to protect its investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. The Manager seeks to structure these asymmetric hedges using derivative instruments where the amount of capital at risk is finite (an amount which is expected to typically represent a small, single-digit percentage of the Company’s total assets), with the potential to earn large multiples of the invested capital if the identified risk or macro event occurs. The Manager’s hedging strategy offers the potential for profits which occur when unexpected market-disrupting events take place. Alternatively, profitable hedges may decline in value if the identified risk abates before the Company has exited the hedge. The Manager intends to reinvest profits from its asymmetric hedges during periods of market disruption by increasing its investment in common stocks, in a manner consistent with the Company’s investment objective, as valuations of common stocks generally decline during market disruptions. The Manager believes its opportunistic hedging strategy is a superior alternative to holding a large cash position or maintaining a continuous hedging program, which can be a significant drag on long-term performance.
In seeking to achieve the Company’s investment objective, the Company may also invest in other types of investments such as equity securities of foreign issuers; securities convertible into equity; rights, options and warrants; swaps (including equity, foreign exchange, total return, interest rate, index, commodity and credit-default swaps), swaptions and other derivatives; instruments such as futures contracts, foreign currency, forward contracts on stock indices and products, ETFs, and any other financial instruments the Manager believes will achieve the Company’s investment objective. Debt investments made by the Company will typically be in money market funds organized in the United States and in U.S. Treasury bills; however, the Company may also invest in other debt securities, including distressed debt securities of companies in or exiting bankruptcy. The Company may invest in securities sold pursuant to initial public offerings. Investments in options on financial indices may be used to establish or increase long or short positions or to hedge the Company’s investments. In order to mitigate market-related downside risk, the Company may acquire put options, short market indices, baskets of securities and/or purchase credit-default swaps, but is not committed to maintaining market hedges at any time.
The Company will not make an initial investment in the equity of companies whose securities are not publicly traded (i.e., private equity) but may invest in privately-placed securities of public issuers. Notwithstanding the foregoing, it is possible that, in limited circumstances, public companies in which the Company has invested may later be taken private and the Company may make additional investments in the equity or debt of such companies.
As part of the Company’s investment program, the Manager intends to concentrate the Company’s assets in a relatively limited number of companies because the Manager believes that (i) there are a limited number of attractive investments available at any one time, and (ii) investing in a relatively modest number of attractive investments about which it has detailed knowledge provides a better opportunity to generate superior, risk-adjusted, long-term returns when compared with a highly-diversified portfolio of investments it can know less well.
Under normal circumstances, the Company will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by issuers located in the United States. This policy may be changed without shareholder approval; however, you would be notified in writing 60 days in advance of any changes. A company is considered to be located in the United States if (i) it is organized under the laws of a state comprising the United States and has a principal office within the United States; (ii) it derives at least 50% of its total revenues or profits from businesses in the United States or has at least 50% of its assets in the United States; or (iii) its equity securities are traded principally on a stock exchange in the United States. ADRs, Global Depositary Receipts and other types of depositary receipts traded principally on a stock exchange in the United States will count toward the 80% policy.
Derivative instruments used by the Company will be counted toward the Company’s 80% policy discussed above to the extent they have investment exposure similar to (or address market risk factors associated with) the securities and/or markets included within that policy. Such derivative instruments will be valued for such purpose in accordance with the requirements of Rule 35d-1 under the 1940 Act.
The concentration of the Company’s investment positions is subject to limitations applicable to the Company under the 1940 Act and its qualification as a RIC under Subchapter M of the Code. Pursuant to these restrictions, the Company will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry, subject to certain exceptions.
The Manager believes that investments that meet the Company’s objective are often found in companies undergoing significant changes in strategy, capital structure, corporate governance, management, legal exposure, corporate form, shareholder composition and control, liquidity and financial condition, and in companies that are affected by external changes in the economic and political environment, including changes in the relevant tax code.
The Manager also believes that investment opportunities that meet the Company’s objective may at times occur in misunderstood companies, distressed securities, companies in or exiting bankruptcy, spin-offs, rights offerings, liquidations, companies for which litigation is a major asset or liability, under-followed small and mid-capitalization
companies and other special situations.
While the Manager is comfortable making investments in a wide range of industries and asset classes, it generally prefers investments in simple businesses or assets that generate cash flows that can be estimated within a reasonable range over the long term. The Company is willing to accept a high degree of situational, legal, and/or capital structure complexity in the Company’s investments if it believes that the resulting complexity allows for a bargain purchase.
The Company will generally seek to make investments in three broad categories of opportunities: (i) businesses that generate relatively predictable, growing, free cash flows, (ii) businesses or assets that are significantly undervalued and often with a catalyst to realize value, and (iii) mispriced probabilistic securities or investments where the Manager believes that the market price of a security or other investment under- or over-estimates the probability of a favorable change in interest rates or credit conditions, volatility and movement in markets, exchange rates or commodity prices, the outcome of a legal decision, contract or patent award or such other event that is expected to lead to a significant change in the valuation of such security or investment.
The Company’s allocation among different investment categories is a function of their potential risk and reward compared with available opportunities. Accordingly, the Company may hold significant cash balances on an ongoing basis.
The Manager may seek to be a catalyst to realize value from an investment by taking an engaged role in effectuating corporate change, either working alone or in conjunction with management and/or other investors, where the Manager believes the potential for reward justifies the commitment of time, energy and capital. The Manager believes that these techniques can both accelerate and maximize the realization of value from an investment and that constructive engagement with portfolio companies enables it to effectuate change without paying a control premium. For more than 20 years, the Manager has accumulated significant experience in engaging with portfolio companies and guiding management teams, boards of directors and other shareholders through strategic and operational changes and restructurings. The Manager believes that its successful track record and its reputation as a positive catalyst enhance its ability to create substantial long-term value.
Our Competitive Strengths
The Manager believes that the Company combines the Manager’s unique franchise with a modern-day investment holding company and that it and the Company have the following key competitive strengths:
Disciplined Investment Strategy

•	Simple, concentrated approach . The Manager believes that its investment strategy has succeeded due to the inherent simplicity of its concentrated approach to fundamental value investing and the alignment of its organization with this approach. Concentration in a limited number of investments enables it to manage a scalable investment portfolio with a limited number of investment personnel. This strategy allows the Manager to hire and retain qualified investment professionals as each member of the investment team plays a meaningful role in the construction and management of the portfolio and there are a limited number of investment professionals who share in the economics of the business.

•
Successful investment idea generation, monitoring and execution
. The Manager has a proven expertise and a long history in sourcing attractive investment ideas, finding unconventional sources of value and executing innovative value-creating transactions as well as differentiated expertise in executing privately negotiated transactions. Fundamental analysis conducted by the Manager typically seeks to identify how a business could be more efficiently operated, structured, managed and financed. Additionally, the Manager has an extensive and flexible investment opportunity set and is not constrained by industry or asset classes.

•
Concentrated, transparent and liquid portfolio
. The Manager expects that the substantial majority of the Company’s investment portfolio will be invested in large minority (and occasionally controlling) positions in 12 to 15 large-capitalization, investment grade, free-cash-flow-generative, North American, durable growth companies, although the Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. See “
— Investment Strategy and Policies
.” The Manager applies a concentrated, research-intensive, fundamental value investing strategy across the funds it manages. Investment concentration and modest portfolio turnover allow the Manager the time to do extensive research and actively monitor each investment over the course of ownership. Given the portfolio’s expected limited turnover and concentration, the Manager’s investment approach can be successful even in highly competitive market environments in which there are only a limited number of extraordinary investment opportunities. The Manager is comfortable making investments in a wide range of industries and asset classes, but generally prefers investments in simple businesses or assets that generate cash flows that can be estimated within a reasonable range over the long term, have low sensitivity to macroeconomic factors and low commodity exposure and/or cyclical risk. The Manager is willing to accept a high degree of situational, legal and/or capital structure complexity in its investments if it believes that the potential for reward justifies it. Investment concentration enables the Manager to conduct extensive research and actively monitor each investment over the course of its ownership.

•
Exposure to the Manager’s asymmetric hedging program
. The Manager seeks to opportunistically utilize asymmetric hedges to protect its investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. The Manager generally seeks to structure these asymmetric hedges using derivative instruments where the amount of capital at risk is finite (an amount which is expected to typically represent a small, single-digit percentage of the Company’s total assets), with the potential to earn large multiples of the invested capital if the identified risk or macro event occurs. The Manager’s hedging strategy offers the potential for profits which occur when unexpected market-disrupting events take place. Alternatively, profitable hedges may decline in value if the identified risk abates before the Company has exited the hedge. The Manager intends to reinvest profits from its asymmetric hedges during periods of market disruption by increasing its investment in common stocks, in a manner consistent with the Company’s investment objective, as valuations of common stocks generally decline during market disruptions. The Manager believes its opportunistic hedging strategy is a superior alternative to holding a large cash position or maintaining a continuous hedging program, which can be a significant drag on long-term performance. In addition to conventional top-down macroeconomic research, the Manager is well-positioned to leverage fundamental perspectives from individual companies. The Manager believes individual company research can yield variant macroeconomic insights and is therefore highly synergistic with the Manager’s core equity strategy, which has a coverage universe spanning the vast majority of S&P 500 companies. The Manager has deep experience investing in asymmetric hedges and derivatives across interest rates, currency, commodities, credit and equities.

•
Value creation through active corporate engagement
. The Manager may seek to be a catalyst to realize value from an investment by taking an engaged role in effectuating corporate change, either working alone or in conjunction with management and/or other investors, where the Manager believes the potential for reward justifies the commitment of time, energy and capital. The Manager believes that these techniques can both accelerate and maximize the realization of value from an investment and that constructive engagement with portfolio companies enables it to effectuate change without paying a control premium. For more than 20 years, the Manager has accumulated significant experience in engaging with portfolio companies and guiding management teams, boards of directors and other shareholders through strategic and operational changes and restructurings. The Manager believes that its successful track record and its reputation as a positive catalyst enhance its ability to create substantial long-term value.

•
Focus on managerial, operating and governance changes as levers to create substantial, enduring and longer-term value
. The Manager may seek investments that may benefit from both structural and operational improvements, the Manager believes that they offer more opportunities to create value than limited financial restructurings. The Manager’s focus on board engagements and oversight to catalyze management, operational and/or governance changes has enabled it to earn attractive returns over longer holding periods. With reduced turnover in the portfolio, the Manager can better understand its investments and reduce frictional costs. The Company believes that the Manager’s reputational equity is also enhanced because as a longer-term investor, its recommendations for corporate change are then more welcomed by the companies in which the Company invests and the major shareholders who own them. Longer-term investing in high-quality businesses is also more scalable. Once the Manager is in a position of influence and invested in a high-quality business run by able management who manages the business well and allocates free cash flow intelligently, absent excessive overvaluation or a substantially better use of capital, the Manager believes that there are few good reasons to sell.

Track Record of Preserving Capital and Generating Strong Returns with Low Correlation to the Broader Equity Market

•
Proven track record
. For more than 20 years, the Manager has managed portfolios as an engaged investor in large-cap companies. For information on the long term performance of funds managed by the Manager, see
“Appendix A – Supplemental Performance Information
of the Affiliated Funds.”
For a listing of the Manager’s public company engagements since its inception in 2004, see
“Appendix B — Public Company Engagements of the Manager
”

•
Low correlation to the broader equity market
. The Manager’s investment strategy has exhibited relatively low market correlation (
i.e
., the average returns of its investment strategy were higher than the broader equity market during times in which the returns of the broader equity market declined and similar to the broader equity market during times in which the broader equity market increased).

Highly Experienced Investment Team

•
The Manager is led by a renowned investor.
Mr. Ackman founded the Manager in 2003 and is principally responsible for the Manager’s investment policies and implementation. He works alongside an experienced team and has developed a robust platform to pursue a disciplined investment philosophy. The Manager’s investment team engages in a deep diligence process in evaluating its investments. The Manager seeks to create a portfolio of investments in companies with strong business fundamentals to minimize potential downside risks. Mr. Ackman has more than 32 years of experience in the hedge fund and asset management industry and is a leading proponent of value creation through active corporate engagement. Prior to forming the Manager, Mr. Ackman co-founded
Gotham Partners Management Co., LLC, an investment adviser that managed public and private equity hedge fund portfolios. Mr. Ackman is a member of the board of directors of Universal Music Group, N.V. (“UMG”). Mr. Ackman also serves as the Chairman and Chief Executive Officer of Pershing Square SPARC Holdings, Ltd. (“SPARC”). The Company believes that the Manager’s long track record of collaborating with management, boards and shareholders and history of creating shareholder value has built credibility and increases the probability of future success. The Manager’s unique franchise built over the years has also led to an increase in
“in-bound”
opportunities, where the Manager is presented with unsolicited investment opportunities.

•
Experienced investment team and robust operations platform
. The Manager’s investment team consists of eight members with an average of 17 years of industry experience, including in the investment banking and/or private equity industries. These investment professionals have exceptional academic and professional backgrounds. Each investment team member plays a material role in the construction and management of the portfolio, which has enabled the Manager to hire and retain among the best investment professionals. The investment team is also supported by 24 professionals who focus on all operational aspects of fund management, including finance, legal and compliance, technology and investor relations. See “
Portfolio Management – The Manager
” below for further information on the investment team. Certain of the Manager’s investment and other professionals serve as executive officers of the Company as follows: Mr. Ackman is the Company’s Chief Executive Officer, Mr. Israel is the Company’s Chief Investment Officer, Mr. Hakim is the Company’s President, Mr. Gonnella is the Company’s Chief Financial Officer, Ms. Coussin is the Company’s Chief Compliance Officer and Ms. Falzone is the Company’s Secretary.

•
Public positions taken by management team
. The Manager has a long history of publicizing its investment rationale and utilizing the media as a medium to enhance transparency and catalyze corporate changes. The Company believes that the Manager’s approach of bringing public awareness to its strategies as well as investment themes among existing and prospective holdings is valuable to Common Shareholders. Additionally, regulatory requirements result in the Company’s holdings being publicly disclosed periodically providing a high degree of transparency about the portfolio. Given that the majority of the Company’s portfolio will generally consist of highly-liquid, publicly-traded large-capitalization companies generally with North American headquartered operations, the market value of the Company’s underlying investments is generally expected to be based on readily available and reliable market data.

•
Extensive Capital Markets Experience
. The Manager has been advising companies that are active in the public capital markets since the 2014 initial public offering of Pershing Square Holdings, Ltd. More recently, the Manager has assisted Pershing Square Holdings, Ltd. in executing a series of debt financing transactions. In July 2020, Pershing Square Tontine Holdings, Ltd., a special purpose acquisition company co-sponsored by an affiliate of the Manager, completed its $4 billion initial public offering and listed on the NYSE. In addition, the Manager designed and created SPARC, a new form of acquisition company, that had its Form S-1 Registration Statement declared effective by the SEC in September 2023.

Favorable Structural Features

•
No performance fees.
Unlike conventional alternative investment funds, which typically charge 15%-30% annual performance fees on realized and unrealized profits in addition to management fees, the Company will not be subject to any performance fees. The Company believes that this has the potential to meaningfully improve long-term NAV performance.

•	No management fee for first 12 months. The Manager has irrevocably waived the Management Fee for the first 12 months of the Company’s investment operations following the completion of this offering.

•
Liquidity facilitated by NYSE-listing.
Investors in many alternative investment funds own non-traded interests with limited redemption and liquidity features, whereas, the Company intends to be a publicly-traded, NYSE-listed, closed-end investment company. The Company expects that it will have significant liquidity supported by its scale, name recognition and the Manager’s broad following. The Manager believes that the Company has the potential to be one of the largest, if not the largest, listed closed-end investment companies and expects that the Manager’s brand-name profile and broad retail following, along with a substantial media following, will drive substantial investor interest and liquidity in the secondary market.

•
Transparent, weekly NAV.
Most alternative investment funds publish monthly or quarterly net asset values and often rely on opaque, unobservable and lagging valuations for private assets. The Company will publish a weekly NAV based on its concentrated, transparent and highly-liquid investment portfolio of publicly-traded large-capitalization companies.

•
Favorable capital structure for the Manager’s strategy.
The Company will have a favorable capital structure to support the strategy of the Manager. The Company’s closed-ended structure removes any negative impact from redemptions, lengthens the duration of the capital base available to the Manager and enhances the Manager’s ability to successfully execute upon its investment strategy by: (i) providing the Manager with a longer time horizon to realize value from an investment, as there is reduced need for the Manager to manage cash for potential redemptions; (ii) facilitating its active corporate and strategic engagements; (iii) expanding the Manager’s investment universe by allowing it to take meaningful stakes in large-cap
companies in a way in which few other investors can, as well as meaningful (and potentially less liquid) stakes in companies with smaller market capitalizations; and (iv) facilitating constructive relationships with companies in which it seeks to invest.

Research and Investment Process
The Manager takes a concentrated, research-intensive, fundamental value approach to investing across the funds it manages. The Manager’s research process is typically based on a bottom-up analysis, although it includes top-down factors in its overall analysis (e.g., how will a company be impacted by a downturn in the economy, a rise or fall in interest rates, etc.).
Typically, the Manager establishes a limited number of new investment positions per year, from a large number of potential investment opportunities reviewed by the investment team. After identifying appropriate subsets within this broad initial review, the investment team discusses these potential investments to further refine and limit its focus. Once a potential investment is deemed sufficiently promising, the investment team typically performs additional research involving the analysis of public filings and extensive secondary sources and analyzes the historical record of the potential investment, looking for sources of comparable data on both public and private companies. Mr. Ackman is the ultimate decision maker for all investment positions. Mr. Israel is the Manager’s Chief Investment Officer.
Mr. Ackman, Mr. Israel and the other investment professionals work as a team. Analysts are generalists and work in small teams on every investment in the portfolio. These teams are fluid and change from investment to investment depending on the availability of resources as well as the specific knowledge and interests of the analysts. All analysts, including those not directly responsible for a specific security, are expected to ask questions, challenge investment theses and voice opinions about investments in the portfolio. The Manager believes that this process results in ideas being thoroughly vetted prior to making an investment, and carefully monitored once in the portfolio. In addition to a weekly investment team meeting at which the entire portfolio and potential new investments are discussed, analysts meet informally throughout each day.
Investment Techniques
Concentration
The Company will not attempt to maintain a highly-diversified portfolio, and intends to concentrate its investment positions. The Company’s concentration of investment positions will, however, remain subject to restrictions applicable to the Company as a matter of “fundamental policy.” Pursuant to these restrictions, the Company will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry, subject to certain exceptions. Under the 1940 Act, a matter of fundamental policy cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Company, voting together as a single class. The 1940 Act defines this as the lesser of (i) 67% or more of the Company’s voting securities present at a meeting, if the holders of more than
50% of the Company’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Company’s outstanding voting securities. The Company’s concentration of investment positions will also be subject to restrictions necessary in order for the Company to elect to qualify and thereafter maintain its qualification as a RIC under Subchapter M of the Code.
Derivatives
The Company may use a variety of financial instruments, such as equity, credit and/or other derivatives, options, interest rate swaps, caps and floors, futures and forward contracts, both for investment purposes and for risk management purposes. For more information see “
Use of Leverage — Derivative Transactions
.”
Swap Agreements
The Company may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Company’s exposure to equity securities, long-term or short-term interest rates, non-U.S. currency values, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names. The Company is not limited to any particular form of swap agreement if consistent with its investment objective.
Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Company’s portfolio. The most significant factor in the performance of swap agreements is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the Company. If a swap agreement calls for payments by the Company, the Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of swap agreements with such counterparty may be expected to decline, potentially resulting in losses by the Company.
The Company may also seek both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including equity, foreign exchange, total return, credit default, commodity, index and interest rate swaps; options; forward contracts; and futures contracts and options on futures contracts that provide long or short exposure to other credit obligations.
Currency
The Company may invest in securities of non-U.S. issuers and may invest in currencies (including non-U.S. currencies) and currency forward contracts. In addition, the Company may trade in futures contracts (including index futures) and in options on such contracts, as well as in other financial products traded on commodities exchanges.
The Company also may maintain short positions in forward currency exchange transactions, which would involve the Company agreeing to exchange an amount of a currency the Company did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Company contracted to receive in the exchange.
The Manager generally expects that currency trading will not constitute a material component of the Company’s investment program. The Manager’s investment in currency derivatives has historically been principally for the purpose of hedging foreign currency risks related to its investments in common equity securities.
Futures
The Company may purchase or sell futures contracts or options thereon. The Company’s investment program does not limit the Company in its use of futures. Trading in commodity futures contracts and options is a highly specialized activity that may entail greater-than-ordinary investment or trading risks. Furthermore, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

Leverage
In connection with and upon the completion of this offering the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares, which will provide greater flexibility under Rule 18f-4 to utilize derivatives. Following the completion of this offering and the investment of the net proceeds therefrom, the Company may use leverage for investment purposes, subject to the leverage limits of the 1940 Act. The use of leverage has a number of risks, including the risk that the Company may be required to liquidate assets at a disadvantageous time. Leverage exaggerates the financial markets’ effects on the Company’s NAV. See “
Use of Leverag
e.”
Hedging Transactions
The Manager does not attempt to hedge all market or other risks inherent in the Company’s investments. While the Company may enter into hedging transactions to seek to reduce risk, such transactions may result in poorer overall performance for the Company than if it had not engaged in any such hedging transaction. Moreover, it should be noted that the Company’s portfolio will always be exposed to certain risks that cannot be hedged.
Initial Public Offerings
The Company may invest in securities being offered in a secondary or initial public offering (“IPO”), although the Manager does not expect investments in IPOs to constitute a material component of the Company’s investment program. Investing in IPOs is risky, and the price of stocks purchased in IPOs tends to fluctuate more widely than the price of stocks of more established companies.
Other Investment Companies
The Company may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and the rules and regulations thereunder and any exemptive orders currently or in the future obtained by the Company from the SEC. These securities include shares of open-end investment companies (i.e., mutual funds), including money market funds, other closed-end investment companies and ETFs. As a stockholder in an investment company, the Company will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Company’s management fees with respect to assets so invested. Shareholders would therefore be subject to two layers of expenses to the extent the Company invests in other investment companies. In addition, the securities of other investment companies could also be leveraged and will therefore be subject to the leverage risks described herein.
Portfolio Turnover
While the Manager pursues a long-term investment strategy and does not typically engage in short-term trading in the shares of portfolio companies in which it invests, portfolio turnover generally involves some expense to the Company, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestment in other securities. The Company’s portfolio turnover rate may vary from year to year. Higher portfolio turnover may decrease the after-tax
return to individual investors in the Company.
Investment Restrictions
Fundamental Investment Restrictions
The Company operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Company voting together as a single class. The 1940 Act defines a majority of the outstanding voting securities as the lesser of (i) 67% or more of a company’s voting securities present at a meeting, if the holders of more than 50% of the company’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the company’s outstanding voting securities. The fundamental policies of the Company are:

1.
The Company may not issue senior securities or borrow money except to the extent permitted under (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction or otherwise as permitted by applicable law. See “
Use of Leverage
.”

2.
The Company may not act as an underwriter of securities issued by others, except insofar as the Company may be deemed an underwriter under the Securities Act in selling its own securities or portfolio securities and except to the extent permitted under (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction or otherwise as permitted by applicable law.

3.
The Company may not purchase or sell real estate, commodities or commodity contracts, except that, to the extent permitted by applicable law, the Company may (i) invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein; (ii) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Company’s ownership of other assets; (iii) invest in instruments directly or indirectly secured by commodities or securities issued by entities that invest in or hold such commodities and acquire temporarily commodities as a result thereof; and (iv) purchase and sell forward contracts, financial futures contracts and options thereon.

4.
The Company will not make loans to other persons, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5.
The Company may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and tax-exempt
securities of governments or their political subdivisions will not be considered to represent an industry. The Company determines industries by reference to the Global Industry Classification Standard, including by reference to its “sub-industry” classification, as it may be amended from time to time.

The Company’s fundamental investment restrictions will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, SEC staff or other authority of competent jurisdiction as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
All percentage limitations in the case of the foregoing fundamental policies apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.
Non-Fundamental
Investment Restrictions
All other investment policies of the Company are considered
non-fundamental
and, along with the Company’s investment objective, which is also non-fundamental,
may be changed by the Board without prior approval of the Company’s outstanding voting securities at any time.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Company carries a number of risks, including the risk that the entire investment may be lost. In addition to all other information set out in this prospectus, the following specific factors should be considered when deciding whether to make an investment in the Company. The Common Shares are only suitable for investors (i) who understand the potential risk of capital loss, (ii) for whom an investment in the Common Shares is part of a diversified investment program, and (iii) who fully understand and are willing to assume the risks involved in such an investment program.
The Company believes that the risks described below are the material risks relating to the Common Shares at the date of this prospectus. Additional risks and uncertainties not currently known to the Company, or that the Company deems to be immaterial at the date of this prospectus, may also have an adverse effect on the performance of the Company and the value of the Common Shares. The order in which the risks are presented below is not intended to provide an indication of the likelihood of their occurrence or of their magnitude or significance. Prospective investors should review this prospectus carefully and in its entirety and consult with their professional advisers before investing in the Common Shares.
No Operating History
The Company is a newly organized,
non-diversified,
closed-end
investment company with no operating history. The Company does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance. An investment in the Company is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Company will not achieve its investment objective and that the value of any potential investment in the Common Shares could decline substantially as a consequence.
Non-Diversified
Status and Concentration
The Company is a
non-diversified
company. As defined in the 1940 Act, a
non-diversified
company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.
In the pursuit of the Company’s investment strategy, the Manager may accumulate significant positions in particular investments and expects that the substantial majority of the Company’s capital will be invested in large minority (and occasionally controlling) positions in 12 to 15 companies, although the Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. From time to time, the Company may invest a significant proportion of its capital in one or a limited set of investments. The Company’s investment technique of concentrating investment positions increases the volatility of investment results over time and may exacerbate the risk that a loss in any such position could have a material adverse impact on the Company’s NAV and, in turn, the value of any investment in the Company. Although it may at times choose to do so, the Manager is under no obligation to hedge the Company’s positions to mitigate such risks.
Investment and Market Discount Risk
An investment in the Common Shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Common Shares will fluctuate with market conditions and other factors. If Common Shares are sold, the price received may be more or less than the original investment. The Common Shares are designed for long-term investors and the Company should not be treated as a trading vehicle. Shares of
closed-end
investment companies frequently trade at a discount from net asset value, which creates a risk of loss for investors purchasing shares in this offering. This risk is separate and distinct from the risk that the Company’s NAV could decrease as a result of its investment activities. At any point in time an investment in the Common Shares may be worth less than the original amount invested, even after taking into account distributions, if any, paid by the Company. This risk may be greater for investors who sell their Common Shares in a relatively short period of time after the completion of this offering. During periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be
magnified.
Closed-End Investment Company; Liquidity Risks
The Company is a
non-diversified,
closed-end
investment company designed primarily for long-term investors and is not intended to be a trading vehicle.
Closed-end
investment companies differ from
open-end
investment companies (commonly known as mutual funds) in that investors in a closed-end
investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs and other similar global instruments are generally subject to risks associated with equity securities and investments in
non-U.S.
securities. Unsponsored ADRs (and other similar global) programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored programs and the prices of unsponsored programs may be more volatile than if such instruments were sponsored by the issuer.
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Company, except as set forth in the Company’s Governing Documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Company’s investment activities to the Manager, subject to oversight by the Board.
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Company will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Company and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Company to greater market risk than a company that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Company’s outstanding commitments for these securities, the greater the Company’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Company’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.
Valuation Risk
The Company is subject to valuation risk, which is the risk that one or more of the securities in which the Company invests are valued at prices that the Company is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. Securities for which market quotations are readily available will be valued at the market value thereof. The Manager, which is expected to be the Company’s valuation designee designated by the Board pursuant to Rule
2a-5
under the 1940 Act, may use an independent pricing service to value securities at their market value. When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Manager values the Company’s investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. Prior to engaging in a fair value process, the Manager may seek to obtain quotations from independent brokers who may trade in such securities or other financial instruments as a basis to substantiate the perceived value of the subject holding. See “
Net Asset Value
.”
As a general principle, the “fair value” of a security or other investment is the amount that the Company might reasonably expect to realize upon its sale. There is no single standard for determining fair value. Rather, in determining the fair value of a security or other investment, the Manager will take into account the relevant factors and surrounding circumstance. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Company is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Company’s NAV could be adversely affected if the Company’s determinations regarding the fair value of the Company’s investments were materially higher than the values that the Company ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. The Company determines its NAV daily and therefore all assets, including assets valued at fair value, are valued daily. The Company will report its NAV on a weekly and monthly basis as described in more detail under “
Net Asset Value
.”
The Company’s NAV is a critical component in several operational matters including computation of the Management Fee and other fees. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses common shareholders will pay.
Reliance on the Manager Risk
The Company is dependent upon services and resources provided by the Manager. The Manager is not required to devote its full time to the business of the Company and there is no guarantee or requirement that any investment professional or other employee of the Manager will allocate a substantial portion of his or her time to the Company. The loss of one or more individuals involved with the Manager could have a material adverse effect on the performance or the continued operation of the Company. For additional information on the Manager, see “
Portfolio Management — The Manager
.” In addition, the Board has delegated broad authority to the Manager to manage the business and affairs of the Company. Certain (but not all) of the principal risks associated with the Company’s relationship with the Manager are set out below:
Key Personnel Risk.
The Manager is dependent on the services of Bill Ackman and Ryan Israel, the Manager’s Chief Investment Officer. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s Common Shares. All of the investment decisions of the Company are made by the investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Manager as well as external advisers and professionals. For a description of the investment team, see “
Portfolio Management
–
The Investment Team
.” The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective.
Failure to Identify Investment Opportunities Risk.
The Company’s investment strategy depends on the ability of the Manager to successfully identify attractive investment opportunities. Any failure to identify appropriate investment opportunities would increase the amount of the Company’s assets invested in cash or cash equivalents and, as a result, may reduce its rates of return. The Company will face competition for investments from, for example, public and private investment funds, strategic buyers and/or investment banks. Many of these competitors may be substantially larger and have greater financial resources than are available to the Company. There can be no assurance that the Manager will be able to identify and make investments that are consistent with the Company’s investment objective or generate attractive returns for the Common Shareholders or that the Company will not be significantly affected by competitive pressures for investment opportunities.
Manager Due Diligence Risk.
When assessing an investment opportunity, the Manager has relied and will continue to rely on resources that may provide limited or incomplete information. In particular, the Manager has relied and will continue to rely on publicly available information and data filed with various government regulators. Although the Manager has evaluated and will continue to evaluate information and data as it deemed or deems appropriate, and has sought and will continue to seek independent corroboration when reasonably available, the Manager has not and may choose not to evaluate all publicly available information and data with respect to any investment and has often not been and will often not be in a position to confirm the completeness, genuineness or accuracy of the information and data that it did or will evaluate.
In addition, when assessing an investment opportunity for the Company, investment analyses and decisions by the Manager may be undertaken on an expedited basis in order to take advantage of what it perceives to be short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate and/or incomplete.
As a result, there can be no assurance that due diligence investigations carried out by the Manager will reveal or highlight all relevant facts that may be necessary or helpful in evaluating investment opportunities. Any failure to identify relevant facts may result in inappropriate investment decisions, which may have a material adverse effect on the value of any investment in the Company.
Misconduct Risk
.
There is a risk that employees of the Manager could engage in misconduct that adversely affects its reputation, business and ability to execute successfully its investment strategy and in turn harm the Company’s operations and financial condition. The Manager’s business often requires that it deal with confidential matters relating to companies in which it may invest. It is not always possible to detect or deter employee misconduct, and the precautions the Manager takes to detect and prevent this type of activity may not be effective in all cases. If any of the Manager’s employees were to engage in misconduct or were to be accused of such misconduct, whether or not substantiated, the Manager’s business and reputation could be adversely affected and a loss of investor confidence could result, which would harm the Company.
Limited Liability
. The Manager has not assumed any responsibility to the Company other than to render the services described in the Investment Management Agreement, and it will not be responsible for any action of the Board in declining to follow the Manager’s advice or recommendations. Pursuant to the Investment Management Agreement, the Manager and certain related persons will not be liable to the Company for their acts under the Investment Management Agreement, absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The Company has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Company’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement. These protections may lead the Manager to act in a riskier manner when acting on the Company’s behalf than it would when acting for its own account.
No Prior Registered Investment Companies.
The Manager has not previously served as investment adviser to an investment company registered under the 1940 Act. As a result, the Manager will be addressing certain operational and compliance requirements of the 1940 Act and the Advisers Act for the first time in connection with the commencement of operations of the Company.
Conflicts of Interest Risk
The Manager and its affiliates engage in competing activities and act in multiple capacities, advising both the Company, Affiliated Funds and Other Accounts (each as defined herein in “
Portfolio Management — Affiliated Funds and Other Accounts
”), which creates potential conflicts of interest. When allocating investment opportunities conflicts of interest could arise from the fact that incentive allocations or performance fees might be earned by the Manager by allocating such opportunities to funds that charge an incentive allocation or performance fee, and not to the Company, which does not charge an incentive allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company. See “
Conflicts of Interest
.”
Corporate Engagement Risk
The Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect
to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Manager’s control, and may be significant, particularly if litigation against the Company, the Board and/or the Manager ensues. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members, executives and other individuals providing business assistance to the Manager in connection with its active corporate engagement (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.
The success of the Manager’s active corporate engagement may require, among other things: (i) that the Manager properly identify portfolio companies whose equity prices can be improved through active corporate engagement and/or strategic action; (ii) that the Company acquire sufficient ownership of such portfolio companies at a sufficiently attractive price; (iii) a positive response by the management of portfolio companies to shareholder engagement; (iv) a positive response by other shareholders to the Manager’s proposals; and (v) a positive response by the markets to any actions taken by portfolio companies in response to the Manager’s proposals. None of the foregoing can be assured.
The Manager may secure the appointment of persons to a portfolio company’s board of directors. In doing so, individual(s) (including members, partners, officers, managers, employees or affiliates of the Manager and their respective affiliates or designees) serving on the board of directors of the portfolio company will acquire fiduciary duties to the company and to the company’s shareholders, members, unitholders, partners or other owners of the company in addition to the duties such persons owe the Company. Such fiduciary duties may require such individuals to take actions that are in the best interests of the company or its shareholders, members, unitholders, partners or other owners. Accordingly, situations may arise where persons appointed to portfolio company boards may have a conflict of interest between any duties that they owe to the company and its shareholders, members, unitholders, partners or other owners, on the one hand, and any duties that they owe to the Company on the other hand. Pursuing active corporate engagement in respect of the Company’s investments may prove ineffective for a variety of reasons, including: (i) opposition of the management, board of directors and/or shareholders of the subject company, which may result in litigation and may erode, rather than increase, shareholder value; (ii) intervention of one or more governmental agencies; (iii) efforts by the subject company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the Company or its affiliates; (iv) market conditions resulting in material changes in securities prices; (v) the presence of corporate governance mechanisms, such as staggered boards, poison pills and classes of shares with increased voting rights; and (vi) the necessity for compliance with applicable securities laws. In addition, opponents of proposed corporate governance changes may seek to involve regulatory agencies in investigating the transaction or the Company and such regulatory agencies may independently investigate the participants in a transaction, including the Company, as to compliance with securities or other laws. This risk may be exacerbated to the extent the Manager develops and utilizes novel strategies or techniques with respect to its active corporate engagement. Furthermore, successful execution of active corporate engagement may depend on the active cooperation of shareholders and others with an interest in the subject company. Some shareholders may have interests which diverge significantly from those of the Company and some of those parties may be indifferent to the Manager’s proposed changes. Moreover, securities that the Manager believes are fundamentally underpriced or incorrectly priced may not ultimately be valued in the capital markets at prices and/or within the timeframe the Manager anticipates, even if the Manager’s proposals are successfully implemented by the portfolio company.
The 1940 Act limits the Company’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Company may be prohibited from buying or selling any security directly from or to any pooled investment vehicle managed by the Manager or any of its affiliated persons. The 1940 Act also prohibits certain “joint” transactions with certain of the Company’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Company.
Material
Non-Public
Information Risk.
The Company may substantially participate in or influence the conduct of affairs or management of issuers of securities acquired by it. Members, partners, officers, managers, employees or affiliates of the Manager and its affiliates or designees may serve as directors of, or in a similar capacity with, companies in which the Company invests. In the event that material non-public
information is obtained with respect to such companies or the Company becomes subject to trading restrictions pursuant to the internal trading policies of such companies or as a result of applicable law or regulations, the Company may be prohibited for a period of time from purchasing or selling the securities of such companies, and as a result be prevented from increasing its exposure (or maintaining its relative ownership stake, in the case that additional securities are issued by such company) to an investment position which appreciates or divesting from or exiting an investment position which decreases in value. Any such restrictions may have a material adverse effect on the Company and the value of any investment in the Company.
Control Investment Risk.
The Company may take a controlling stake in certain investments. These investments may involve a number of risks, such as the risk of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability. In addition, in connection with the disposition of these investments, the Company may make representations and warranties about such investments’ business and financial affairs typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Company may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. All of these risks or arrangements may create contingent or actual liabilities, and materially affect the Company and any investment in the Company.
Dividend Risk
Dividends the Company receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Company invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, or fall, the prices of such securities may fall. A sharp rise in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend.
Restricted and Illiquid Investments Risk
The Company may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Company may not be able to readily dispose of such investments at prices that approximate those at which the Company could sell such investments if they were more widely traded and, as a result of such illiquidity, the Company may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Company’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Company. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Company holds could affect adversely the marketability of certain Rule 144A securities, and the Company might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Company may be obligated to pay all or part of the registration expenses and considerable time may pass before the Company is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Company might obtain a less favorable price than the price that prevailed when the Company decided to sell. The Company may be unable to sell restricted and other illiquid investments at opportune times or prices.
Derivatives Risk
The Company may engage in transactions involving derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes.
The Company’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Company’s portfolio. Derivative transactions may subject the Company to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Company to risks, including, but not limited to:
Counterparty Risk
. The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Company, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the Company’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter
derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Company.
Swaps Risk
. A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Company to liquidate a swap position at an advantageous time or price, which may result in significant losses. In a credit default swap, the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. Credit default swap transactions involve greater risks than if the Company had invested in the reference obligation directly.
Futures Risk
. Futures markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Company could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses.
Options Risk
. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Company might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the instrument underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy their delivery obligations. This could result in a large net loss.
Currency Risk
. The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk
. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk
. The risk that certain derivative positions may be difficult or impossible to close out at the time that the Company would like or at the price that the Company believes the position is currently worth. This risk is heightened to the extent the Company engages in over-the-counter
derivative transactions, which are generally less liquid than exchange-traded instruments.
Correlation Risk
. The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Company seeks exposure. Furthermore, the ability to successfully use derivative instruments depends in part on the ability of the Manager to predict pertinent market movements, which cannot be assured.
Index Risk
. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Company could receive lower interest payments or experience a reduction in the value of the derivative to below what the Company paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Hedging Risk
. The success of any hedging strategy utilized by the Company will be subject to the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged and the Manager’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. While the Company may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Company than if it had not engaged in any such hedging transactions. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. The Manager may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Manager may not anticipate a particular risk so as to hedge against it effectively. There can be no assurance that hedging strategies will be effective, and such techniques entail costs and may result in additional risks.
Regulatory Risk
. Certain categories of derivative contracts, including, without limitation, swaps, futures, certain types of options and non-deliverable currency forwards (collectively referred to as “commodity interests” under CFTC rules), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other
non-U.S.
jurisdictions. Commodity interests traded in the OTC market are subject to variation and initial margin requirements. The Dodd-Frank Act provisions regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Company of trading these instruments and, as a result, may affect returns to investors in the Company. In addition, the CEA and CFTC rules require advisers to registered investment companies to register with and comply with applicable regulations of the CFTC if a fund that is advised by the investment adviser either (i) enters into derivatives subject to CFTC regulation with a value above a specified threshold based on the fund’s liquidation value or (ii) markets itself as providing investment exposure to such instruments. The Manager has registered as a CPO under the CEA. However, the Manager expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Company. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Company’s compliance with SEC rules and regulations applicable to the Company and the Manager. As a result, the Manager will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pools, including the specific disclosure requirements under CFTC rules, in connection with its management of the Company. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See
“Appendix A — Supplemental Performance Information
of the Affiliated Funds
”
. Certain of the Affiliated Funds and Other Accounts are operated by the Manager pursuant to an exclusion from registration as a CPO with respect to such portfolios under the CEA, and therefore, are not subject to registration or regulation with respect to such portfolios under the CEA.
Certain portfolio management techniques, such as firm commitments and reverse repurchase agreements, are considered derivatives. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The Company may use various derivative strategies to try to improve the Company’s returns by managing risks, such as by using hedging techniques to try to protect the Company’s assets. A derivative contract will obligate or entitle the Company to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as
“over-the-counter”
derivatives). The Company may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions such as Rule
18f-4
under the 1940 Act, described below. Although the Company has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Rule 18f-4 under
the 1940 Act permits the Company to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end investment
companies, including the Company, from issuing or selling any “senior security” representing indebtedness (unless the company maintains 300% “asset coverage”) or any senior security representing stock (unless the company maintains 200% “asset coverage”). Under
Rule 18f-4, “Derivatives
Transaction” includes (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a company is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) reverse repurchase agreements and similar financing transactions (the Company has elected to initially treat all such transactions as derivatives transactions under the rule).
Under Rule
18f-4,
the Company will execute derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. Reverse repurchase agreements will be included in the calculation of whether the Company is a limited derivatives user and reverse repurchase agreements and similar financing transactions will be included for purposes of VaR testing. Under Rule
18f-4,
the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end
investment company that has preferred shares outstanding than for a closed-end
investment company that does not have preferred shares outstanding.
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Company may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Company loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Company’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Company may not always realize full value on the sale of rights.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Company’s fixed income securities to decrease, an adverse impact on the liquidity of the Company’s fixed income securities, and increased volatility of the fixed income markets. During periods of falling interest rates, the income received by the Company may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. While interest rates were historically low in recent years, beginning in 2020 the Federal Reserve has implemented several increases to the Federal Funds rate in an effort to combat inflation, resulting in swift increases in benchmark interest rates in 2022 and 2023. Interest rates remain at a 20+ year high as a result of these increases. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility
and
reduced liquidity.
Corporate Debt Risk
Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Company may invest will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.
Distressed Securities Risk
An investment in the securities of financially distressed issuers can involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Company may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Company may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Manager’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.
New Issues Risk
The Company may invest in IPOs of U.S. equity securities and there is no assurance that the Company will have access to profitable IPOs. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Company may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Company to buy or sell significant amounts of shares.

Small-Cap and Mid-Cap Company Risk
Investing in the securities of companies with small or medium-sized market capitalizations (“small-cap” and “mid-cap” companies, respectively) presents some particular investment risks. Small-cap and mid-cap companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these companies may be less liquid than those of larger companies, and may experience greater price fluctuations than larger companies. In addition, small-cap or mid-cap company securities may not be widely followed by investors, which may result in reduced demand.
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline in the value of a security. A downgrade or default affecting any of the Company’s securities, or the issuers of the securities, in which the Company invests could affect the Company’s performance. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. The securities in which the Company invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Company against losses caused by declines in a security’s value due to changes in market conditions.
Non-U.S.
Securities Risk
The Company may invest in
non-U.S.
securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of
non-U.S.
securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
securities to make payments of principal and interest or dividends to investors located outside the country. In addition, the Company will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Company to lose money on its investments in
non-U.S.
securities. The Company will be subject to additional risks if it invests in
non-U.S.
securities, which include seizure or nationalization of foreign deposits.
Non-U.S.
securities may trade on days when the Common Shares are not priced or traded.

Rules adopted under the 1940 Act permit the Company to maintain its
non-U.S.
securities and foreign currency in the custody of certain eligible
non-U.S.
banks and securities depositories, and the Company generally holds its
non-U.S.
securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Company’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Company to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Company can earn on its investments and typically results in a higher operating expense ratio for the Company than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible
sub-custodians
for the Company, in which event the Company may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Company may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Company may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Company’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Company’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Company’s operations, causing the Company’s assets and the Common Shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Company’s investments, in
non-U.S.
countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Company’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Manager to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public
information about that company. In addition, some countries may have legal systems that may make it difficult for the Company to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its
non-U.S.
securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Company to carry out transactions. If the Company cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Company cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Company could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Company’s
non-U.S.
securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
Leverage Risk
In connection with and upon the completion of this offering the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares as described in this prospectus. Following the completion of this offering and the investment of the net proceeds therefrom, the Company reserves the right to borrow money from banks or other financial institutions, or issue debt securities and additional preferred shares, if it believes that market conditions would be conducive to the successful implementation of such a leveraging strategy. The Manager’s leverage strategy has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade debt. Historically, the Manager has only agreed to debt incurrence covenants for its funds at thresholds well above the amount of leverage it intends to use in its strategy and has generally not used any margin borrowings for the funds it manages. There can be no assurance that the Company will be able to utilize leverage on terms that the Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for the Common Shareholders, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage and that leverage may increase operating costs, which may reduce total return.
The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Manager does not believe that these covenants or guidelines will impede it from managing the Company’s portfolio in accordance with the Company’s investment objective and policies.
The Company cannot assure you that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.
In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of Company dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.

The Company may invest in the securities of other investment companies.
Such
investment companies may also be leveraged, and will therefore be subject to the leverage risks described above and potentially other risks depending on the types of leverage employed by such investment companies. This additional leverage may in certain market conditions reduce the Company’s NAV and the returns to Common Shareholders.
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.
Defensive Investing Risk
For defensive purposes, including in response to adverse market, economic, political or other conditions, the Company may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Company may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Company holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Company may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Company with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Company to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Company will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Securities Lending Risk
The Company may lend its portfolio securities (in which case the Company will receive all revenues from such securities lending). By doing so, the Company attempts to increase its income through the receipt of interest on the loan, in addition to the underlying dividends and other income from the securities. In the event of the bankruptcy of the borrower of the securities, the Company could experience delays in recovering the loaned securities or the revenues from securities lending. To the extent that the value of the securities the Company lent has increased, the Company could experience a loss if such securities are not recovered.
Dilution Risk
The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Company is unable to invest the proceeds of such offering as intended, the Company’s NAV may decrease, and the Company may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Company sells Common Shares at a price below NAV pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate NAV because the sale price will be less than the Company’s then-current NAV.

Market Disruption and Geopolitical Risk and Recent Market Conditions
The Company and its investments are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world, and geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of geopolitical tension, and a deterioration in the bilateral relationship between the U.S. and China, including as a result of conflict over matters pertaining to Taiwan, instability or uncertainty caused by the actions of North Korea or the ongoing armed hostilities between Russia and Ukraine as well as in the Middle East, could lead to disruption, instability and volatility in the global equity markets. In addition, a number of factors continue to affect the financial condition of certain banking institutions in the U.S., including slowing economic growth, exposure to commercial real estate loans and the effect of rising interest rates on the value of investment and other assets held by such banking institutions. These events could have a material negative impact on the Company’s operating results, financial condition, the value of the Company’s investments and return on the Common Shares.
Furthermore, more recently, the Houthi movement, which controls parts of Yemen, launched a number of attacks on marine vessels in the Red Sea. The Red Sea is an important maritime route for international trade. As a result of such disruptions, companies may experience in the future extended lead times, delays in supplier deliveries, increased transportation and component costs, and increased costs for expedited shipments. These potential supply chain disruptions may have an adverse effect on general economic conditions and the issuers in which the Company investors.
The current political climate has also intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Company’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Company.
Any deterioration of economic conditions in the United States or globally may lead to significant declines in the value of the Company’s investments and have an adverse impact on the return on the Common Shares.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. The financial services industry generally, and the activities of investment companies and their managers, in particular, have been subject to intense and increasing regulatory oversight. Such scrutiny may increase the Company’s exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may impose administrative burdens on us, including, without limitation, responding to investigations and implementing new policies and procedures. Such burdens may divert time, attention and resources from portfolio management activities.
Changes enacted by the current or a subsequent presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued by the current or a subsequent presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Company may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Company and its ability to achieve its investment objective.
In addition, the SEC and its staff are engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Company’s expenses and impact its returns to Common Shareholders or, in the extreme case, impact or limit the Company’s use of various portfolio management strategies or techniques and adversely impact the Company.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If for any taxable year the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes).
The Biden presidential administration has enacted significant changes to the existing U.S. tax rules and there are a number of proposals in the U.S. Congress that would similarly modify the existing U.S. tax rules. Additionally the Biden presidential administration has called for significant changes to U.S. fiscal, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or a presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Company cannot predict the impact, if any, of these changes to the Company’s business, they could adversely affect the Company’s business, financial condition, operating results and cash flows. Until the Company knows what policy changes are made and how those changes impact the Company’s business and the business of the Company’s competitors over the long term, the Company will not know if, overall, the Company will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.
Execution Risk
The Company’s investment and trading strategies depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Manager. The Company’s trading orders may not be executed in a timely and efficient manner due to various circumstances, including, for example, trading volume surges or systems failures attributable to the Company, the Manager, the Company’s counterparties, brokers, dealers, agents or other service providers. In such event, the Company might only be able to acquire or dispose of some, but not all, of the components of such position, or if the overall position were to need adjustment, the Company might not be able to make such adjustment. As a result, the Company would not be able to achieve the market position selected by the Manager, which may result in a loss. In addition, the Company will rely heavily on electronic execution systems (and may rely on new systems and technology in the future), and such systems may be subject to certain systemic limitations
or mistakes, causing the interruption of trading orders made by the Company.
Reliance on Service Providers Risk
The Company and the Manager must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Company’s operations and financial performance. Failure by any service provider to carry out its obligations to the Company in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Company at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Company’s performance and returns to shareholders. The termination of the Company’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Company and could have a material adverse effect on the Company’s performance and returns to shareholders.
The Company may be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Company’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as a pandemic), can adversely affect the ability of the Company’s service providers to conduct business, in particular if personnel or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the personnel and the employees of its service providers are able to work remotely, those remote work arrangements could result in business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Company is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (
i.e.
, efforts to make network services unavailable to intended users). The Company’s operations will be highly dependent on its service providers’ information systems and technology and the Company will rely heavily on its service providers’ financial, accounting, communications and other data processing systems. In addition, the Company’s service providers may be reliant on third-party providers for certain aspects of its business, including certain information systems and technology, including cloud-based services. These third-party providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data. Cyber security failures by or breaches of the Manager and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Company invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Company’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs
. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Company cannot control the cyber security plans and systems put in place by issuers in which the Company invests. Cyber-attacks and other cyber security failures by issuers in which the Company invests could adversely impact such issuers. As a result, the Company and its shareholders could be negatively impacted.
Climate Change Risk
Issuers in which the Company invests could be adversely affected by climate change. The Company may invest in companies that have exposure to potential physical risks resulting from climate change, such as extreme weather due to the potential for increasing erratic and potentially catastrophic weather events such as droughts, wildfires, flooding and heavy precipitations, heat/coldwaves, landslides or storms. In the event the frequency of extreme weather events increases, the Company’s assets’ exposure to these events may also increase. Alongside these acute physical risks, the companies in which the Company invests may be exposed to the chronic physical risks stemming from climate change, including amongst others, coastal flooding, coastal erosion, soil degradation and erosion, water stress, changing temperatures or changing wind or precipitation patterns. Such risks may arise in respect of a company itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region.
Portfolio Turnover Risk
While the Manager pursues a long-term investment strategy and does not typically engage in short-term trading in the shares of the Company’s portfolio companies, the Company’s annual portfolio turnover rate may vary from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Company. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Company. High portfolio turnover may result in an increased realization of net short-term capital gains by the Company which, when distributed to Common Shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares in this offering. The purchase of Common Shares by one or more institutional investors or by the management investors could, depending on the size of such ownership, result in such investors being a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade. In certain circumstances, dispositions of Common Shares by large investors could potentially limit the Company’s use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).
The Manager will increase its aggregate investment in the Company by $550 million through the Anchor Investment to a total of $556.3 million. The Manager has also agreed with the Company that it will not sell, transfer or otherwise dispose of the Common Shares or the Series A Preferred Shares acquired as part of the Manager Investment prior to the date that is the ten (10) year anniversary of its completion of the Manager Investment, subject to certain exceptions. In connection with the completion of this offering and the Manager Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Manager’s Common Shares (i.e., the date that is the ten (10) year anniversary of the completion of the Manager Investment), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the
Common Shares acquired by the Manager in the Manager Investment and any other equity securities of the Company purchased on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The Company will bear the cost of registering these securities. The registration and availability of such a significant number of Common Shares for trading in the public market may have an adverse effect on the market price of the Common Shares.
Anti-Takeover Provisions Risk
The Company’s Governing Documents include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company or to change the composition of the Board and could have the effect of depriving Common Shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company. See “
Anti-Takeover and Other Provisions in the Company’s Governing Documents
.”

NAV Per Share			$ 2.73
No Trading History [Text Block]
No Prior History
. Because the Company is newly organized, its Common Shares have no history of public trading. Shares of closed-end
investment companies frequently trade at a discount from their net asset value. The risk of loss due to this discount may be greater for investors expecting to sell their shares in a relatively short period after the completion of this offering.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following is a brief description of the terms of the Company’s Common Shares and the Series A Preferred Shares. This description does not purport to be complete and is qualified by reference to the Company’s Governing Documents and the Statement of Preferences of the Series A Preferred Shares (the “Series A Statement of Preferences”).
Common Shares
The Company is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated November 28, 2023 (as amended by the Certificate of Amendment, dated February 6, 2024). Pursuant to the Declaration of Trust, the Company is authorized to issue an unlimited number of Common Shares. Each Common Share, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Listing and Symbol.
The Common Shares have been approved for listing, subject to official notice of issuance, on the NYSE under the symbol “PSUS.”
Voting Rights.
Together with the holders of any outstanding preferred shares, holders of the Common Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Company’s outstanding voting securities. Holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights. See “
Anti-Takeover and Other Provisions in the Company’s Governing Documents
.”
The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at a meeting of the Company’s shareholders constitutes a quorum at the meeting, unless applicable law or the Governing Documents requires a separate vote of one or more classes of the Company’s shares, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter will constitute a quorum.
The Declaration of Trust provides that Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon, voting together as a single class; provided that in the event that the 1940 Act requires any Trustee to be elected by the holders of preferred shares, such Trustees to be elected solely by the holders of preferred shares shall be elected by the affirmative vote of a majority of the preferred shares present in person or represented by proxy and entitled to vote thereon, voting as a separate class, and the remaining Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote, voting together as a single class.
With respect to all other matters, the Declaration of Trust provides that unless the Declaration of Trust, the Bylaws or a resolution of the Board specifying a greater or a lesser vote requirement for the transaction of any item of business, the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders with respect to such matter and where a separate vote of one or more classes or series of shares is required on any matter, the affirmative vote of a majority of the shares of such class or series of shares present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders of such class or series with respect to such matter.
Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of shareholders in each fiscal year.
Issuance of Additional Common Shares.
The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end
investment
company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Company may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Company of Common Shares at a price below the Company’s then-current NAV, subject to certain conditions. If such consent is obtained, the Company may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Company and the applicable conditions imposed on the issuance and sale by the Company of Common Shares at a price below NAV will be disclosed in the prospectus relating to any such offering of Common Shares at a price below NAV. Until such consent of Common Shareholders, if any, is obtained, the Company may not sell Common Shares at a price below NAV. Because the Management Fee is based upon the Company’s NAV, the Manager’s interests in recommending the issuance and sale of Common Shares at a price below NAV may conflict with the interests of the Company and its Common Shareholders. Other than through its dividend reinvestment plan, the Company has no current plan to issue additional Common Shares following the completion of this offering.
Preferred Shares
The Company’s Governing Documents provide that the Board may authorize and issue preferred shares with rights as determined by the Board, by action of the Board without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any preferred shares that might be issued. Under the 1940 Act, the Company may not issue preferred shares if, immediately after issuance, the Company would have asset coverage (as defined in the 1940 Act) of less than 200% as further described below. Any preferred shares issued by the Company would have special voting rights and a liquidation preference over the Common Shares as further described below.
Issuance of preferred shares constitutes leverage and could entail special risks to the Common Shareholders. See “
Risk Factors — Leverage Risk
.”
Series A Preferred Shares
. In connection with and upon the completion of this offering the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares. The Company expects to issue all of the Series A Preferred Shares to the Manager at a price per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share. The issuance of the Series A Preferred Shares to the Manager was approved by the Board including the Trustees who are not “interested persons” of the Company as defined in Section 2(a)(19) of the 1940 Act. Under Rule
18f-4,
the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end
investment company that has preferred shares outstanding than for a closed-end
investment company that does not have preferred shares outstanding. See “
Use of Leverage — Derivative Transactions
” for more information. Set forth below is a general summary of the terms of the Series A Preferred Shares as set forth in the Series A Statement of Preferences.
Dividends
. Dividends on the Series A Preferred Shares will accumulate at an annual rate of 7.50% of the liquidation preference of $50.00 per share, will be cumulative from the date of original issuance and will be payable quarterly on March 1, June 1, September 1, and December 1 in each year, commencing on September 1, 2024.
Liquidation Preference
. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Shares shall be entitled to receive out of the assets of the Company available for distribution to shareholders, after satisfying claims and obligations of the Company pursuant to Delaware law but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Company ranking junior to the preferred shares as to liquidation payments, an amount per share equal to the liquidation preference of the Series A Preferred Shares of
$50.00 per share, plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Company, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding
up.
Holder Redemption Right
. Commencing 10 years following the completion of this offering, each Series A Preferred Share may be redeemed by the holder thereof for cash at the per-share liquidation preference thereof, plus an amount equal to any accumulated but unpaid dividends and distributions (whether or not earned or declared) to the date fixed for redemption.
Preemptive, Exchange or Conversion Rights
. The Series A Preferred Shares will have no preemptive, exchange or conversion rights.
Voting Rights
. The 1940 Act requires that the holders of any preferred shares, which includes the Series A Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares, including the Series A Preferred Shares, have the right to elect a majority of the Trustees at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization (as such term is used in the 1940 Act) within the meaning of Section 18(a)(2)(D) of the 1940 Act that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Company’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Company’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Holders of preferred shares, including Series A Preferred Shares, will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.
Restrictions on Dividends and Other Distributions for the Series A Preferred Shares
. So long as any Series A Preferred Shares are outstanding, the Company may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or in options, warrants or rights to subscribe for or purchase Common Shares) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Company ranking junior to the Series A Preferred Shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless: (1) the Company has declared and paid (or provided to the relevant dividend paying agent) all cumulative dividends and distributions on the Series A Preferred Shares due on or prior to the date of such Common Shares dividend or distribution; (2) the Company has redeemed the full number of Series A Preferred Shares to be redeemed pursuant to any mandatory redemption provision in Series A Statement of Preferences; and after making the distribution, the Company meets applicable asset coverage requirements described below under “1940 Act Limitations.”
1940 Act Limitations
. Under the 1940 Act, the Company may not issue preferred shares, declare any dividend (except a dividend payable in Common Shares) or any other distribution on the Common Shares or purchase any Common Shares unless, immediately after such issuance, dividend, distribution or purchase, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Company’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the preferred shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the preferred shares is the amount that holders of preferred shares would be entitled to receive in the event of an involuntary liquidation of the Company in preference to the Common Shares.
Asset Coverage Mandatory Redemption
. The Company may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem the Series A Preferred Shares, in the event that the Company fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before 60 days following such failure.
The redemption price of any Series A Preferred Shares subject to mandatory redemption will be the liquidation preference of the Series A Preferred Shares of $50.00 per share, plus an amount equal to any accumulated but unpaid dividends and distributions (whether or not earned or declared) to the date fixed for redemption.
The number of Series A Preferred Shares that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding Series A Preferred Shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the Series A Preferred Shares. In the event that Series A Preferred Shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Company may, but is not required to, redeem a sufficient number of preferred shares so that the Company’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage).
If the Company does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Series A Preferred Shares to be redeemed on any redemption date, the Company will redeem on such redemption date that number of Series A Preferred Shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Company will have funds legally available for the redemption of, or is otherwise able to redeem, such Series A Preferred Shares upon written notice of redemption.
If fewer than all Series A Preferred Shares are to be redeemed, such redemption will be made as among the holders of that series pro rata
in accordance with the respective number of Series A Preferred Shares held by each such holder on the record date for such redemption. If fewer than all Series A Preferred Shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.
Optional Redemption by the Company
. The Series A Preferred Shares are not subject to optional redemption by the Company unless such redemption is necessary, in the judgment of the Board, to maintain the Company’s status as a RIC under the Code, in which case the Company may redeem the Series A Preferred Shares, in whole or in part for cash at a redemption price per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share, plus accumulated and unpaid dividends and distributions (whether or not earned or declared) through the redemption date.
Access to Records
Any shareholder will have access to the books and records of the Company as described in Section 3819 of the DSTA.

Registration Rights
In connection with the completion of this offering and the Manager Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Manager’s Common Shares (i.e., the date that is the ten (10) year anniversary of the completion of the Manager Investment), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the Common Shares acquired by the Manager in the Manager Investment and any other equity securities of the Company purchased on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The parties to the Registration Rights Agreement (which would include any of the Manager’s permitted transferees) will be entitled to make up to 10 demand registrations that the Company register these securities and will have certain “piggyback rights” with respect to other registration statements filed by the Company. The Company will bear the cost of registering these securities.
Reports to Shareholders
The Company will also produce both annual and semi-annual reports that will contain important information about the Company. For a free copy of the Company’s annual or semi-annual report (following the Company’s completion of an annual or semi-annual period, as applicable) or to request other information or ask questions about the Company, please write to the Company at IR@persq.com or call 212-813-3700 or visit the Company’s website at www.pershingsquareusa.com (under construction). This reference to the website does not incorporate the contents of the website into this prospectus.
Provisions in Conflict with Law or Regulation
The Company’s Declaration of Trust provides that, if the Board determines, with the advice of counsel, that any provision of the Declaration of Trust is in conflict with the 1940 Act, the regulated investment company provisions of the Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.
Enforcement of Judgments Rendered by Foreign Courts
Federal and state courts in the United States will recognize judgments entered by courts outside of the United States subject to limited exceptions. Although the law varies from state to state, the majority of states, including Delaware, have adopted, in whole or in part, the Uniform Foreign-Country Money Judgments Recognition Act (the “Judgments Recognition Act”). The Judgments Recognition Act permits the recognition of money judgments entered by foreign countries provided they are final, conclusive and enforceable where rendered. The Judgments Recognition Act contains several exceptions to recognition, including but not limited to foreign judgments rendered under a judicial system that does not provide impartial tribunals or procedures compatible with the requirements of due process of law, and foreign judgments entered in a court without personal jurisdiction over the defendant. Generally, judgments that do not fall under these exceptions may be recognized without consideration of the underlying merits, and once recognized, the judgment creditor may avail itself of various judgment enforcement mechanisms in the state of recognition
.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Operating History
The Company is a newly organized,
non-diversified,
closed-end
investment company with no operating history. The Company does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance. An investment in the Company is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Company will not achieve its investment objective and that the value of any potential investment in the Common Shares could decline substantially as a consequence.

Non-Diversified Status and Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified
Status and Concentration
The Company is a
non-diversified
company. As defined in the 1940 Act, a
non-diversified
company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.
In the pursuit of the Company’s investment strategy, the Manager may accumulate significant positions in particular investments and expects that the substantial majority of the Company’s capital will be invested in large minority (and occasionally controlling) positions in 12 to 15 companies, although the Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. From time to time, the Company may invest a significant proportion of its capital in one or a limited set of investments. The Company’s investment technique of concentrating investment positions increases the volatility of investment results over time and may exacerbate the risk that a loss in any such position could have a material adverse impact on the Company’s NAV and, in turn, the value of any investment in the Company. Although it may at times choose to do so, the Manager is under no obligation to hedge the Company’s positions to mitigate such risks.

Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk
An investment in the Common Shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Common Shares will fluctuate with market conditions and other factors. If Common Shares are sold, the price received may be more or less than the original investment. The Common Shares are designed for long-term investors and the Company should not be treated as a trading vehicle. Shares of
closed-end
investment companies frequently trade at a discount from net asset value, which creates a risk of loss for investors purchasing shares in this offering. This risk is separate and distinct from the risk that the Company’s NAV could decrease as a result of its investment activities. At any point in time an investment in the Common Shares may be worth less than the original amount invested, even after taking into account distributions, if any, paid by the Company. This risk may be greater for investors who sell their Common Shares in a relatively short period of time after the completion of this offering. During periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be
magnified.

Closed-End Investment Company; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Investment Company; Liquidity Risks
The Company is a
non-diversified,
closed-end
investment company designed primarily for long-term investors and is not intended to be a trading vehicle.
Closed-end
investment companies differ from
open-end
investment companies (commonly known as mutual funds) in that investors in a closed-end
investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs and other similar global instruments are generally subject to risks associated with equity securities and investments in
non-U.S.
securities. Unsponsored ADRs (and other similar global) programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored programs and the prices of unsponsored programs may be more volatile than if such instruments were sponsored by the issuer.

Decision-Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Company, except as set forth in the Company’s Governing Documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Company’s investment activities to the Manager, subject to oversight by the Board.

Market and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Company will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Company and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Company to greater market risk than a company that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Company’s outstanding commitments for these securities, the greater the Company’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Company’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Company is subject to valuation risk, which is the risk that one or more of the securities in which the Company invests are valued at prices that the Company is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. Securities for which market quotations are readily available will be valued at the market value thereof. The Manager, which is expected to be the Company’s valuation designee designated by the Board pursuant to Rule
2a-5
under the 1940 Act, may use an independent pricing service to value securities at their market value. When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Manager values the Company’s investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. Prior to engaging in a fair value process, the Manager may seek to obtain quotations from independent brokers who may trade in such securities or other financial instruments as a basis to substantiate the perceived value of the subject holding. See “
Net Asset Value
.”
As a general principle, the “fair value” of a security or other investment is the amount that the Company might reasonably expect to realize upon its sale. There is no single standard for determining fair value. Rather, in determining the fair value of a security or other investment, the Manager will take into account the relevant factors and surrounding circumstance. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Company is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Company’s NAV could be adversely affected if the Company’s determinations regarding the fair value of the Company’s investments were materially higher than the values that the Company ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. The Company determines its NAV daily and therefore all assets, including assets valued at fair value, are valued daily. The Company will report its NAV on a weekly and monthly basis as described in more detail under “
Net Asset Value
.”
The Company’s NAV is a critical component in several operational matters including computation of the Management Fee and other fees. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses common shareholders will pay.

Reliance on the Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Manager Risk
The Company is dependent upon services and resources provided by the Manager. The Manager is not required to devote its full time to the business of the Company and there is no guarantee or requirement that any investment professional or other employee of the Manager will allocate a substantial portion of his or her time to the Company. The loss of one or more individuals involved with the Manager could have a material adverse effect on the performance or the continued operation of the Company. For additional information on the Manager, see “
Portfolio Management — The Manager
.” In addition, the Board has delegated broad authority to the Manager to manage the business and affairs of the Company. Certain (but not all) of the principal risks associated with the Company’s relationship with the Manager are set out below:
Key Personnel Risk.
The Manager is dependent on the services of Bill Ackman and Ryan Israel, the Manager’s Chief Investment Officer. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s Common Shares. All of the investment decisions of the Company are made by the investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Manager as well as external advisers and professionals. For a description of the investment team, see “
Portfolio Management
–
The Investment Team
.” The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective.
Failure to Identify Investment Opportunities Risk.
The Company’s investment strategy depends on the ability of the Manager to successfully identify attractive investment opportunities. Any failure to identify appropriate investment opportunities would increase the amount of the Company’s assets invested in cash or cash equivalents and, as a result, may reduce its rates of return. The Company will face competition for investments from, for example, public and private investment funds, strategic buyers and/or investment banks. Many of these competitors may be substantially larger and have greater financial resources than are available to the Company. There can be no assurance that the Manager will be able to identify and make investments that are consistent with the Company’s investment objective or generate attractive returns for the Common Shareholders or that the Company will not be significantly affected by competitive pressures for investment opportunities.
Manager Due Diligence Risk.
When assessing an investment opportunity, the Manager has relied and will continue to rely on resources that may provide limited or incomplete information. In particular, the Manager has relied and will continue to rely on publicly available information and data filed with various government regulators. Although the Manager has evaluated and will continue to evaluate information and data as it deemed or deems appropriate, and has sought and will continue to seek independent corroboration when reasonably available, the Manager has not and may choose not to evaluate all publicly available information and data with respect to any investment and has often not been and will often not be in a position to confirm the completeness, genuineness or accuracy of the information and data that it did or will evaluate.
In addition, when assessing an investment opportunity for the Company, investment analyses and decisions by the Manager may be undertaken on an expedited basis in order to take advantage of what it perceives to be short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate and/or incomplete.
As a result, there can be no assurance that due diligence investigations carried out by the Manager will reveal or highlight all relevant facts that may be necessary or helpful in evaluating investment opportunities. Any failure to identify relevant facts may result in inappropriate investment decisions, which may have a material adverse effect on the value of any investment in the Company.
Misconduct Risk
.
There is a risk that employees of the Manager could engage in misconduct that adversely affects its reputation, business and ability to execute successfully its investment strategy and in turn harm the Company’s operations and financial condition. The Manager’s business often requires that it deal with confidential matters relating to companies in which it may invest. It is not always possible to detect or deter employee misconduct, and the precautions the Manager takes to detect and prevent this type of activity may not be effective in all cases. If any of the Manager’s employees were to engage in misconduct or were to be accused of such misconduct, whether or not substantiated, the Manager’s business and reputation could be adversely affected and a loss of investor confidence could result, which would harm the Company.
Limited Liability
. The Manager has not assumed any responsibility to the Company other than to render the services described in the Investment Management Agreement, and it will not be responsible for any action of the Board in declining to follow the Manager’s advice or recommendations. Pursuant to the Investment Management Agreement, the Manager and certain related persons will not be liable to the Company for their acts under the Investment Management Agreement, absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The Company has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Company’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement. These protections may lead the Manager to act in a riskier manner when acting on the Company’s behalf than it would when acting for its own account.
No Prior Registered Investment Companies.
The Manager has not previously served as investment adviser to an investment company registered under the 1940 Act. As a result, the Manager will be addressing certain operational and compliance requirements of the 1940 Act and the Advisers Act for the first time in connection with the commencement of operations of the Company.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Manager and its affiliates engage in competing activities and act in multiple capacities, advising both the Company, Affiliated Funds and Other Accounts (each as defined herein in “
Portfolio Management — Affiliated Funds and Other Accounts
”), which creates potential conflicts of interest. When allocating investment opportunities conflicts of interest could arise from the fact that incentive allocations or performance fees might be earned by the Manager by allocating such opportunities to funds that charge an incentive allocation or performance fee, and not to the Company, which does not charge an incentive allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company. See “
Conflicts of Interest
.”

Corporate Engagement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Engagement Risk
The Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect
to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Manager’s control, and may be significant, particularly if litigation against the Company, the Board and/or the Manager ensues. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members, executives and other individuals providing business assistance to the Manager in connection with its active corporate engagement (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.
The success of the Manager’s active corporate engagement may require, among other things: (i) that the Manager properly identify portfolio companies whose equity prices can be improved through active corporate engagement and/or strategic action; (ii) that the Company acquire sufficient ownership of such portfolio companies at a sufficiently attractive price; (iii) a positive response by the management of portfolio companies to shareholder engagement; (iv) a positive response by other shareholders to the Manager’s proposals; and (v) a positive response by the markets to any actions taken by portfolio companies in response to the Manager’s proposals. None of the foregoing can be assured.
The Manager may secure the appointment of persons to a portfolio company’s board of directors. In doing so, individual(s) (including members, partners, officers, managers, employees or affiliates of the Manager and their respective affiliates or designees) serving on the board of directors of the portfolio company will acquire fiduciary duties to the company and to the company’s shareholders, members, unitholders, partners or other owners of the company in addition to the duties such persons owe the Company. Such fiduciary duties may require such individuals to take actions that are in the best interests of the company or its shareholders, members, unitholders, partners or other owners. Accordingly, situations may arise where persons appointed to portfolio company boards may have a conflict of interest between any duties that they owe to the company and its shareholders, members, unitholders, partners or other owners, on the one hand, and any duties that they owe to the Company on the other hand. Pursuing active corporate engagement in respect of the Company’s investments may prove ineffective for a variety of reasons, including: (i) opposition of the management, board of directors and/or shareholders of the subject company, which may result in litigation and may erode, rather than increase, shareholder value; (ii) intervention of one or more governmental agencies; (iii) efforts by the subject company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the Company or its affiliates; (iv) market conditions resulting in material changes in securities prices; (v) the presence of corporate governance mechanisms, such as staggered boards, poison pills and classes of shares with increased voting rights; and (vi) the necessity for compliance with applicable securities laws. In addition, opponents of proposed corporate governance changes may seek to involve regulatory agencies in investigating the transaction or the Company and such regulatory agencies may independently investigate the participants in a transaction, including the Company, as to compliance with securities or other laws. This risk may be exacerbated to the extent the Manager develops and utilizes novel strategies or techniques with respect to its active corporate engagement. Furthermore, successful execution of active corporate engagement may depend on the active cooperation of shareholders and others with an interest in the subject company. Some shareholders may have interests which diverge significantly from those of the Company and some of those parties may be indifferent to the Manager’s proposed changes. Moreover, securities that the Manager believes are fundamentally underpriced or incorrectly priced may not ultimately be valued in the capital markets at prices and/or within the timeframe the Manager anticipates, even if the Manager’s proposals are successfully implemented by the portfolio company.
The 1940 Act limits the Company’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Company may be prohibited from buying or selling any security directly from or to any pooled investment vehicle managed by the Manager or any of its affiliated persons. The 1940 Act also prohibits certain “joint” transactions with certain of the Company’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Company.
Material
Non-Public
Information Risk.
The Company may substantially participate in or influence the conduct of affairs or management of issuers of securities acquired by it. Members, partners, officers, managers, employees or affiliates of the Manager and its affiliates or designees may serve as directors of, or in a similar capacity with, companies in which the Company invests. In the event that material non-public
information is obtained with respect to such companies or the Company becomes subject to trading restrictions pursuant to the internal trading policies of such companies or as a result of applicable law or regulations, the Company may be prohibited for a period of time from purchasing or selling the securities of such companies, and as a result be prevented from increasing its exposure (or maintaining its relative ownership stake, in the case that additional securities are issued by such company) to an investment position which appreciates or divesting from or exiting an investment position which decreases in value. Any such restrictions may have a material adverse effect on the Company and the value of any investment in the Company.
Control Investment Risk.
The Company may take a controlling stake in certain investments. These investments may involve a number of risks, such as the risk of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability. In addition, in connection with the disposition of these investments, the Company may make representations and warranties about such investments’ business and financial affairs typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Company may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. All of these risks or arrangements may create contingent or actual liabilities, and materially affect the Company and any investment in the Company.

Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Risk
Dividends the Company receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Company invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, or fall, the prices of such securities may fall. A sharp rise in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend.

Restricted and Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk
The Company may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Company may not be able to readily dispose of such investments at prices that approximate those at which the Company could sell such investments if they were more widely traded and, as a result of such illiquidity, the Company may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Company’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Company. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Company holds could affect adversely the marketability of certain Rule 144A securities, and the Company might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Company may be obligated to pay all or part of the registration expenses and considerable time may pass before the Company is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Company might obtain a less favorable price than the price that prevailed when the Company decided to sell. The Company may be unable to sell restricted and other illiquid investments at opportune times or prices.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Company may engage in transactions involving derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes.
The Company’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Company’s portfolio. Derivative transactions may subject the Company to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Company to risks, including, but not limited to:
Counterparty Risk
. The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Company, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the Company’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter
derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Company.
Swaps Risk
. A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Company to liquidate a swap position at an advantageous time or price, which may result in significant losses. In a credit default swap, the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. Credit default swap transactions involve greater risks than if the Company had invested in the reference obligation directly.
Futures Risk
. Futures markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Company could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses.
Options Risk
. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Company might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the instrument underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy their delivery obligations. This could result in a large net loss.
Currency Risk
. The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk
. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk
. The risk that certain derivative positions may be difficult or impossible to close out at the time that the Company would like or at the price that the Company believes the position is currently worth. This risk is heightened to the extent the Company engages in over-the-counter
derivative transactions, which are generally less liquid than exchange-traded instruments.
Correlation Risk
. The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Company seeks exposure. Furthermore, the ability to successfully use derivative instruments depends in part on the ability of the Manager to predict pertinent market movements, which cannot be assured.
Index Risk
. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Company could receive lower interest payments or experience a reduction in the value of the derivative to below what the Company paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Hedging Risk
. The success of any hedging strategy utilized by the Company will be subject to the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged and the Manager’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. While the Company may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Company than if it had not engaged in any such hedging transactions. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. The Manager may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Manager may not anticipate a particular risk so as to hedge against it effectively. There can be no assurance that hedging strategies will be effective, and such techniques entail costs and may result in additional risks.
Regulatory Risk
. Certain categories of derivative contracts, including, without limitation, swaps, futures, certain types of options and non-deliverable currency forwards (collectively referred to as “commodity interests” under CFTC rules), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other
non-U.S.
jurisdictions. Commodity interests traded in the OTC market are subject to variation and initial margin requirements. The Dodd-Frank Act provisions regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Company of trading these instruments and, as a result, may affect returns to investors in the Company. In addition, the CEA and CFTC rules require advisers to registered investment companies to register with and comply with applicable regulations of the CFTC if a fund that is advised by the investment adviser either (i) enters into derivatives subject to CFTC regulation with a value above a specified threshold based on the fund’s liquidation value or (ii) markets itself as providing investment exposure to such instruments. The Manager has registered as a CPO under the CEA. However, the Manager expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Company. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Company’s compliance with SEC rules and regulations applicable to the Company and the Manager. As a result, the Manager will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pools, including the specific disclosure requirements under CFTC rules, in connection with its management of the Company. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See
“Appendix A — Supplemental Performance Information
of the Affiliated Funds
”
. Certain of the Affiliated Funds and Other Accounts are operated by the Manager pursuant to an exclusion from registration as a CPO with respect to such portfolios under the CEA, and therefore, are not subject to registration or regulation with respect to such portfolios under the CEA.
Certain portfolio management techniques, such as firm commitments and reverse repurchase agreements, are considered derivatives. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The Company may use various derivative strategies to try to improve the Company’s returns by managing risks, such as by using hedging techniques to try to protect the Company’s assets. A derivative contract will obligate or entitle the Company to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as
“over-the-counter”
derivatives). The Company may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions such as Rule
18f-4
under the 1940 Act, described below. Although the Company has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Rule 18f-4 under
the 1940 Act permits the Company to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end investment
companies, including the Company, from issuing or selling any “senior security” representing indebtedness (unless the company maintains 300% “asset coverage”) or any senior security representing stock (unless the company maintains 200% “asset coverage”). Under
Rule 18f-4, “Derivatives
Transaction” includes (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a company is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) reverse repurchase agreements and similar financing transactions (the Company has elected to initially treat all such transactions as derivatives transactions under the rule).
Under Rule
18f-4,
the Company will execute derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. Reverse repurchase agreements will be included in the calculation of whether the Company is a limited derivatives user and reverse repurchase agreements and similar financing transactions will be included for purposes of VaR testing. Under Rule
18f-4,
the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end
investment company that has preferred shares outstanding than for a closed-end
investment company that does not have preferred shares outstanding.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Company may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Company loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Company’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Company may not always realize full value on the sale of rights.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Company’s fixed income securities to decrease, an adverse impact on the liquidity of the Company’s fixed income securities, and increased volatility of the fixed income markets. During periods of falling interest rates, the income received by the Company may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. While interest rates were historically low in recent years, beginning in 2020 the Federal Reserve has implemented several increases to the Federal Funds rate in an effort to combat inflation, resulting in swift increases in benchmark interest rates in 2022 and 2023. Interest rates remain at a 20+ year high as a result of these increases. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility
and
reduced liquidity.

Corporate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Debt Risk
Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Company may invest will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk
An investment in the securities of financially distressed issuers can involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Company may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Company may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Manager’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Issues Risk
The Company may invest in IPOs of U.S. equity securities and there is no assurance that the Company will have access to profitable IPOs. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Company may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Company to buy or sell significant amounts of shares.

Small-Cap and Mid-Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small-Cap and Mid-Cap Company Risk
Investing in the securities of companies with small or medium-sized market capitalizations (“small-cap” and “mid-cap” companies, respectively) presents some particular investment risks. Small-cap and mid-cap companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these companies may be less liquid than those of larger companies, and may experience greater price fluctuations than larger companies. In addition, small-cap or mid-cap company securities may not be widely followed by investors, which may result in reduced demand.

Issuer-Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline in the value of a security. A downgrade or default affecting any of the Company’s securities, or the issuers of the securities, in which the Company invests could affect the Company’s performance. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. The securities in which the Company invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Company against losses caused by declines in a security’s value due to changes in market conditions.

Non-U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Securities Risk
The Company may invest in
non-U.S.
securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of
non-U.S.
securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
securities to make payments of principal and interest or dividends to investors located outside the country. In addition, the Company will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Company to lose money on its investments in
non-U.S.
securities. The Company will be subject to additional risks if it invests in
non-U.S.
securities, which include seizure or nationalization of foreign deposits.
Non-U.S.
securities may trade on days when the Common Shares are not priced or traded.

Rules adopted under the 1940 Act permit the Company to maintain its
non-U.S.
securities and foreign currency in the custody of certain eligible
non-U.S.
banks and securities depositories, and the Company generally holds its
non-U.S.
securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Company’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Company to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Company can earn on its investments and typically results in a higher operating expense ratio for the Company than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible
sub-custodians
for the Company, in which event the Company may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Company may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Company may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Company’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Company’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Company’s operations, causing the Company’s assets and the Common Shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Company’s investments, in
non-U.S.
countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Company’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Manager to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public
information about that company. In addition, some countries may have legal systems that may make it difficult for the Company to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its
non-U.S.
securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Company to carry out transactions. If the Company cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Company cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Company could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Company’s
non-U.S.
securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
In connection with and upon the completion of this offering the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares as described in this prospectus. Following the completion of this offering and the investment of the net proceeds therefrom, the Company reserves the right to borrow money from banks or other financial institutions, or issue debt securities and additional preferred shares, if it believes that market conditions would be conducive to the successful implementation of such a leveraging strategy. The Manager’s leverage strategy has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade debt. Historically, the Manager has only agreed to debt incurrence covenants for its funds at thresholds well above the amount of leverage it intends to use in its strategy and has generally not used any margin borrowings for the funds it manages. There can be no assurance that the Company will be able to utilize leverage on terms that the Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for the Common Shareholders, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage and that leverage may increase operating costs, which may reduce total return.
The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Manager does not believe that these covenants or guidelines will impede it from managing the Company’s portfolio in accordance with the Company’s investment objective and policies.
The Company cannot assure you that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.
In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of Company dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.

The Company may invest in the securities of other investment companies.
Such
investment companies may also be leveraged, and will therefore be subject to the leverage risks described above and potentially other risks depending on the types of leverage employed by such investment companies. This additional leverage may in certain market conditions reduce the Company’s NAV and the returns to Common Shareholders.

Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk
For defensive purposes, including in response to adverse market, economic, political or other conditions, the Company may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Company may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Company holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Company may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Company with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Company to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Company will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
The Company may lend its portfolio securities (in which case the Company will receive all revenues from such securities lending). By doing so, the Company attempts to increase its income through the receipt of interest on the loan, in addition to the underlying dividends and other income from the securities. In the event of the bankruptcy of the borrower of the securities, the Company could experience delays in recovering the loaned securities or the revenues from securities lending. To the extent that the value of the securities the Company lent has increased, the Company could experience a loss if such securities are not recovered.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution Risk
The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Company is unable to invest the proceeds of such offering as intended, the Company’s NAV may decrease, and the Company may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Company sells Common Shares at a price below NAV pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate NAV because the sale price will be less than the Company’s then-current NAV.

Market Disruption and Geopolitical Risk and Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk and Recent Market Conditions
The Company and its investments are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world, and geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of geopolitical tension, and a deterioration in the bilateral relationship between the U.S. and China, including as a result of conflict over matters pertaining to Taiwan, instability or uncertainty caused by the actions of North Korea or the ongoing armed hostilities between Russia and Ukraine as well as in the Middle East, could lead to disruption, instability and volatility in the global equity markets. In addition, a number of factors continue to affect the financial condition of certain banking institutions in the U.S., including slowing economic growth, exposure to commercial real estate loans and the effect of rising interest rates on the value of investment and other assets held by such banking institutions. These events could have a material negative impact on the Company’s operating results, financial condition, the value of the Company’s investments and return on the Common Shares.
Furthermore, more recently, the Houthi movement, which controls parts of Yemen, launched a number of attacks on marine vessels in the Red Sea. The Red Sea is an important maritime route for international trade. As a result of such disruptions, companies may experience in the future extended lead times, delays in supplier deliveries, increased transportation and component costs, and increased costs for expedited shipments. These potential supply chain disruptions may have an adverse effect on general economic conditions and the issuers in which the Company investors.
The current political climate has also intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Company’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Company.
Any deterioration of economic conditions in the United States or globally may lead to significant declines in the value of the Company’s investments and have an adverse impact on the return on the Common Shares.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. The financial services industry generally, and the activities of investment companies and their managers, in particular, have been subject to intense and increasing regulatory oversight. Such scrutiny may increase the Company’s exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may impose administrative burdens on us, including, without limitation, responding to investigations and implementing new policies and procedures. Such burdens may divert time, attention and resources from portfolio management activities.
Changes enacted by the current or a subsequent presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued by the current or a subsequent presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Company may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Company and its ability to achieve its investment objective.
In addition, the SEC and its staff are engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Company’s expenses and impact its returns to Common Shareholders or, in the extreme case, impact or limit the Company’s use of various portfolio management strategies or techniques and adversely impact the Company.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If for any taxable year the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes).
The Biden presidential administration has enacted significant changes to the existing U.S. tax rules and there are a number of proposals in the U.S. Congress that would similarly modify the existing U.S. tax rules. Additionally the Biden presidential administration has called for significant changes to U.S. fiscal, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or a presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Company cannot predict the impact, if any, of these changes to the Company’s business, they could adversely affect the Company’s business, financial condition, operating results and cash flows. Until the Company knows what policy changes are made and how those changes impact the Company’s business and the business of the Company’s competitors over the long term, the Company will not know if, overall, the Company will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Execution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Execution Risk
The Company’s investment and trading strategies depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Manager. The Company’s trading orders may not be executed in a timely and efficient manner due to various circumstances, including, for example, trading volume surges or systems failures attributable to the Company, the Manager, the Company’s counterparties, brokers, dealers, agents or other service providers. In such event, the Company might only be able to acquire or dispose of some, but not all, of the components of such position, or if the overall position were to need adjustment, the Company might not be able to make such adjustment. As a result, the Company would not be able to achieve the market position selected by the Manager, which may result in a loss. In addition, the Company will rely heavily on electronic execution systems (and may rely on new systems and technology in the future), and such systems may be subject to certain systemic limitations
or mistakes, causing the interruption of trading orders made by the Company.

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers Risk
The Company and the Manager must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Company’s operations and financial performance. Failure by any service provider to carry out its obligations to the Company in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Company at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Company’s performance and returns to shareholders. The termination of the Company’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Company and could have a material adverse effect on the Company’s performance and returns to shareholders.
The Company may be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Company’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as a pandemic), can adversely affect the ability of the Company’s service providers to conduct business, in particular if personnel or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the personnel and the employees of its service providers are able to work remotely, those remote work arrangements could result in business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Company is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (
i.e.
, efforts to make network services unavailable to intended users). The Company’s operations will be highly dependent on its service providers’ information systems and technology and the Company will rely heavily on its service providers’ financial, accounting, communications and other data processing systems. In addition, the Company’s service providers may be reliant on third-party providers for certain aspects of its business, including certain information systems and technology, including cloud-based services. These third-party providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data. Cyber security failures by or breaches of the Manager and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Company invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Company’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs
. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Company cannot control the cyber security plans and systems put in place by issuers in which the Company invests. Cyber-attacks and other cyber security failures by issuers in which the Company invests could adversely impact such issuers. As a result, the Company and its shareholders could be negatively impacted.

Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Climate Change Risk
Issuers in which the Company invests could be adversely affected by climate change. The Company may invest in companies that have exposure to potential physical risks resulting from climate change, such as extreme weather due to the potential for increasing erratic and potentially catastrophic weather events such as droughts, wildfires, flooding and heavy precipitations, heat/coldwaves, landslides or storms. In the event the frequency of extreme weather events increases, the Company’s assets’ exposure to these events may also increase. Alongside these acute physical risks, the companies in which the Company invests may be exposed to the chronic physical risks stemming from climate change, including amongst others, coastal flooding, coastal erosion, soil degradation and erosion, water stress, changing temperatures or changing wind or precipitation patterns. Such risks may arise in respect of a company itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
While the Manager pursues a long-term investment strategy and does not typically engage in short-term trading in the shares of the Company’s portfolio companies, the Company’s annual portfolio turnover rate may vary from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Company. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Company. High portfolio turnover may result in an increased realization of net short-term capital gains by the Company which, when distributed to Common Shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Large Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares in this offering. The purchase of Common Shares by one or more institutional investors or by the management investors could, depending on the size of such ownership, result in such investors being a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade. In certain circumstances, dispositions of Common Shares by large investors could potentially limit the Company’s use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).
The Manager will increase its aggregate investment in the Company by $550 million through the Anchor Investment to a total of $556.3 million. The Manager has also agreed with the Company that it will not sell, transfer or otherwise dispose of the Common Shares or the Series A Preferred Shares acquired as part of the Manager Investment prior to the date that is the ten (10) year anniversary of its completion of the Manager Investment, subject to certain exceptions. In connection with the completion of this offering and the Manager Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Manager’s Common Shares (i.e., the date that is the ten (10) year anniversary of the completion of the Manager Investment), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the
Common Shares acquired by the Manager in the Manager Investment and any other equity securities of the Company purchased on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The Company will bear the cost of registering these securities. The registration and availability of such a significant number of Common Shares for trading in the public market may have an adverse effect on the market price of the Common Shares.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Company’s Governing Documents include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company or to change the composition of the Board and could have the effect of depriving Common Shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company. See “
Anti-Takeover and Other Provisions in the Company’s Governing Documents
.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		787 Eleventh Avenue
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Halit Coussin
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Average Net Assets Attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Security Voting Rights [Text Block]
Voting Rights.
Together with the holders of any outstanding preferred shares, holders of the Common Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Company’s outstanding voting securities. Holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights. See “
Anti-Takeover and Other Provisions in the Company’s Governing Documents
.”
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Dividends [Text Block]
Dividends
. Dividends on the Series A Preferred Shares will accumulate at an annual rate of 7.50% of the liquidation preference of $50.00 per share, will be cumulative from the date of original issuance and will be payable quarterly on March 1, June 1, September 1, and December 1 in each year, commencing on September 1, 2024.
Security Voting Rights [Text Block]
Voting Rights
. The 1940 Act requires that the holders of any preferred shares, which includes the Series A Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares, including the Series A Preferred Shares, have the right to elect a majority of the Trustees at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization (as such term is used in the 1940 Act) within the meaning of Section 18(a)(2)(D) of the 1940 Act that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Company’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Company’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Holders of preferred shares, including Series A Preferred Shares, will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.
Security Liquidation Rights [Text Block]
Liquidation Preference
. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Shares shall be entitled to receive out of the assets of the Company available for distribution to shareholders, after satisfying claims and obligations of the Company pursuant to Delaware law but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Company ranking junior to the preferred shares as to liquidation payments, an amount per share equal to the liquidation preference of the Series A Preferred Shares of
$50.00 per share, plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Company, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding
up.

Security Preemptive and Other Rights [Text Block]		Preemptive, Exchange or Conversion Rights . The Series A Preferred Shares will have no preemptive, exchange or conversion rights.
Preferred Stock Restrictions, Other [Text Block]
Restrictions on Dividends and Other Distributions for the Series A Preferred Shares
. So long as any Series A Preferred Shares are outstanding, the Company may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or in options, warrants or rights to subscribe for or purchase Common Shares) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Company ranking junior to the Series A Preferred Shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless: (1) the Company has declared and paid (or provided to the relevant dividend paying agent) all cumulative dividends and distributions on the Series A Preferred Shares due on or prior to the date of such Common Shares dividend or distribution; (2) the Company has redeemed the full number of Series A Preferred Shares to be redeemed pursuant to any mandatory redemption provision in Series A Statement of Preferences; and after making the distribution, the Company meets applicable asset coverage requirements described below under “1940 Act Limitations.”

[1]	The sales load set forth in the table above assumes the Company issues an aggregate of 40,000,000 Common Shares as part of the offering, of which 15,000,000 are sold to institutional investors, 15,000,000 are sold to retail investors and 10,000,000 are sold to the Manager. In such case, the Company would pay an aggregate sales load of $26,250,000. The aggregate sales load reflects an underwriting commission payable by the Company determined as follows: 2.0% with respect to the aggregate public offering price of Common Shares sold to institutional investors up to and including $1 billion; 1.5% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $1 billion up to and including $1.5 billion; 1.0% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $1.5 billion up to and including $2 billion; 0.60% with respect to the aggregate public offering price of Common Shares sold to institutional investors exceeding $2 billion up to and including $10 billion; and 1.5% with respect to retail proceeds. The Company will not pay a sales load with respect to Common Shares acquired by the Manager in connection with the Anchor Investment and the Common Shares acquired by certain other investors, which includes investors in the Affiliated Funds as well as certain other individuals affiliated with the Company and/or Manager (the “Reserved Shares”) as part of this offering. Accordingly, if the Company issues fewer than 40,000,000 Common Shares and/or the mix of shares sold to institutional investors and retail investors differs from the assumptions set forth herein, the sales load, as a percentage of offering price, may be higher than set forth in the table above. For the purposes of the assumptions set forth above, none of the 40,000,000 Common Shares are assumed to be Reserved Shares. The aggregate sales load will be paid by the Company and will be borne equally by all Common Shareholders. See “Underwriting.”
[2]	The Company estimates that it will incur offering expenses (other than the sales load) of approximately $6.7 million or approximately $0.17 per Common Share, in connection with this offering.
[3]	As compensation for its services, the Company pays the Manager a fee, payable quarterly in advance on the first business day of each fiscal quarter, based on the Company’s NAV on the last day of the previous fiscal quarter equal to 0.50% (or 2.0% on an annualized basis). The Manager has irrevocably waived the Management Fee for the first 12 months of the Company’s investment operations following the completion of this offering. Amounts waived are not subject to recoupment by the Manager.
[4]	The Company’s borrowings and use of other forms of leverage may increase or decrease from time to time in its discretion. Therefore, the actual amount of interest expense borne by the Company will vary over time in accordance with the level of the Company’s borrowings and use of other forms of leverage and variations in market interest rates and the Company may determine not to use leverage at all in the future.
[5]	Dividends on preferred shares set forth in the table above assumes $50 million aggregate liquidation preference of Series A Preferred Shares (with a dividend rate of 7.50% per annum) and the Company issues an aggregate of 40,000,000 of Common Shares.
[6]	Other Expenses have been estimated (i) assuming that the Company issues an aggregate of 40,000,000 Common Shares (representing an aggregate public offering price of $2 billion) and (ii) based on estimated expenses for the Company’s first year of operations. Other Expenses also includes an estimate of fees and expenses allocated to the Company. See “Portfolio Management – Allocation of Expenses.”
[7]	The Manager has irrevocably waived the Management Fee for the first 12 months of the Company’s investment operations following the completion of this offering. Amounts waived are not subject to recoupment by the Manager.
[8]	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Company’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that all dividends and distributions are reinvested at NAV. The example set forth above reflects an assumed sales load of 1.31% of the offering price. However, if the Company issues fewer than 40,000,000 Common Shares and/or the mix of shares sold to institutional investors and retail investors differs from the assumptions set forth herein, the sales load, as a percentage of offering price and/or annual expenses, as a percentage of average net assets attributable to Common Shares, may be higher, in which case the expenses that you would pay on an investment in Common Shares would be higher.